UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA	19087
(Address of chief executive offices)	(Zip code)

Richard J. Flannery

President and Chief Executive Officer

TIFF Investment Program

170 N. Radnor Chester Road, Suite 300

Radnor, PA 19087

with a copy to:

Kristin H. Ives, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:  610.684.8000

Date of fiscal year end:  12/31/16

Date of reporting period:  01/01/16 – 06/30/16

Item 1. Reports to Stockholders.

(Semi-Annual Report for the period 01/01/2016 through 06/30/2016 is filed herewith)

TIFF Investment Program
2016 Semi-Annual Report	JUNE 30, 2016 (Unaudited)

About TIFF

The Investment Fund for Foundations (TIFF), founded in 1991, is a not-for-profit organization that seeks to improve the investment returns of endowed non- profits by making available to them a series of multi-manager investment strategies, plus resources aimed at enhancing fiduciaries’ knowledge of investing.

TIFF Mutual Funds

TIFF Investment Program (TIP) is comprised of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of two mutual funds at present: TIFF Multi-Asset Fund (MAF) and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for the fund as well as for the fund’s asset allocation. With respect to STF, TAS is responsible for the day-to-day management of all of the fund’s assets.

Financial Statements

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2016. Additional information regarding the performance of the mutual funds described herein has been provided to members via the TIFF Multi-Asset Fund quarterly reports and at www.tiff.org for STF reporting.

For Further Information

As always, we welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial statements. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

August 29, 2016

Copyright © 2016 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

TIFF Multi-Asset Fund	June 30, 2016
Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Including Interest and Dividend Expense**			Excluding Interest and Dividend Expense**
	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expense Paid During the Period* 1/1/16 – 6/30/16	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expense Paid During the Period* 1/1/16 – 6/30/16
1) Actual	$1,000.00	$1,009.10	$3.60	$1,000.00	$1,009.10	$3.40
2) Hypothetical	$1,000.00	$1,021.28	$3.62	$1,000.00	$1,021.48	$3.42
*	Expenses are equal to the fund’s annualized expense ratio of 0.72% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Excluding interest and dividend expense, expenses incurred by the fund were 0.68%. The expense ratios do not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.
**	Interest expense is interest paid on securities sold short; dividend expense is dividends paid on securities sold short.

TIFF Multi-Asset Fund	June 30, 2016
Financial Highlights

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
For a share outstanding throughout each period
Net asset value, beginning of period	$14.25		$15.31	$16.26	$15.80		$14.54	$15.55
Income (loss) from investment operations
Net investment income (a)	0.08		0.10	0.09	0.01	(b)	0.17	0.26
Net realized and unrealized gain (loss) on investments	0.04		(0.38)	0.05	2.15		1.84	(0.54)
Total from investment operations	0.12		(0.28)	0.14	2.16		2.01	(0.28)
Less distributions from
Net investment income	(0.09)		(0.20)	(0.11)	(0.17)		(0.30)	(0.07)
Net realized gains	—		(0.50)	(0.99)	(1.55)		(0.47)	(0.54)
Return of capital	—		(0.10)	—	—		—	(0.13)
Total distributions	(0.09)		(0.80)	(1.10)	(1.72)		(0.77)	(0.74)
Entry/exit fee per share (a)	0.01		0.02	0.01	0.02		0.02	0.01
Net asset value, end of period	$14.29		$14.25	$15.31	$16.26		$15.80	$14.54
Total return (c)	0.91	%(d)	(1.72)%	1.00%	14.02%		14.00%	(1.70)%
Ratios/supplemental data
Net assets, end of period (000s)	$4,334,148		$4,837,688	$5,757,318	$5,770,761		$4,923,265	$4,164,070
Ratio of expenses to average net assets, before waivers (e)	0.72	%(f)	0.85%	1.18%	1.31%		0.94%	0.67%
Ratio of expenses to average net assets, after waivers (e)	0.72	%(f)	0.85%	1.18%	1.31	%(b)	0.94%	0.67%
Ratio of expenses to average net assets, excluding interest and dividend expense (e)	0.68	%(f)	0.76%	0.85%	0.90%		0.81%	0.61%
Ratio of net investment income to average net assets	1.16	%(f)	0.68%	0.52%	0.06	%(b)	1.07%	1.66%
Portfolio turnover	31%		62%	94%	106%		54%	42%

(a)	Calculation based on average shares outstanding.
(b)	Net of fees and expenses waived. An expense waiver was in place for only a portion of 2013. The impact of the fee waiver as a ratio to average net assets was 0.00%.
(c)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member's purchase or redemption transaction. Therefore, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(d)	Not annualized.
(e)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.
(f)	Annualized.

See accompanying Notes to Financial Statements.

This page intentionally left blank.

TIFF Multi-Asset Fund	June 30, 2016
Summary Schedule of Investments (Unaudited)

Foreign Common Stocks	33.6%
US Common Stocks	23.0%
Private Investment Funds	11.7%
US Treasury Bonds/Notes	10.5%
Repurchase Agreement	7.0%
US Treasury Bills	5.1%
Exchange-Traded Funds (ETFs)	1.0%
Publicly Traded Limited Partnerships	1.0%
Participation Notes	0.9%
Preferred Stocks	0.4%
Corporate Bonds	0.1%
Warrants	0.1%
Convertible Bonds	0.0%
Purchased Option Contracts	0.0%
Disputed Claims Receipt	0.0%
Rights	0.0%
Total Investments	94.4%
Other Assets in Excess of Liabilities	5.6%
Net Assets	100.0%

Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security.

Please refer to the Schedule of Investments for complete holdings information. Current and future holdings are subject to risk.

Diversification does not ensure a profit or protect against loss in declining markets.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
Investments — 94.4% of net assets
Common Stocks — 56.6%
US Common Stocks — 23.0%
Aerospace & Defense — 0.3%
DigitalGlobe, Inc. (a)	68,200	$1,458,798
General Dynamics Corp.	11,462	1,595,969
L-3 Communications Holdings, Inc.	30,172	4,425,931
NII Holdings, Inc. (a)	41,167	130,911
Northrop Grumman Corp.	11,601	2,578,670
Raytheon Co.	2,985	405,811
United Technologies Corp.	11,673	1,197,066
		11,793,156
Air Freight & Logistics — 0.1%
FedEx Corp.	20,539	3,117,409
Airlines — 0.9%
Alaska Air Group, Inc.	17,163	1,000,431
American Airlines Group, Inc.	188,314	5,331,169
Delta Air Lines, Inc.	654,797	23,854,255
SkyWest, Inc.	75,211	1,990,083
Southwest Airlines Co.	53,896	2,113,262
United Continental Holdings, Inc. (a)	70,135	2,878,341
		37,167,541
Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)	72,459	1,859,298
Automobiles — 0.1%
Ford Motor Co.	100,717	1,266,013
General Motors Co.	78,377	2,218,069
Harley-Davidson, Inc.	3,576	161,993
Thor Industries, Inc.	1,623	105,073
		3,751,148
Beverages — 0.3%
Dr Pepper Snapple Group, Inc.	23,395	2,260,659
PepsiCo, Inc.	97,079	10,284,549
		12,545,208
Biotechnology — 0.2%
Amgen, Inc.	20,570	3,129,726
Biogen, Inc. (a)	4,476	1,082,386
Dynavax Technologies Corp. (a)	118,657	1,730,019
Gilead Sciences, Inc.	35,696	2,977,760
Shire plc- ADR	1,906	350,857
		9,270,748
Building Products — 0.1%
Masco Corp.	15,213	470,690
USG Corp. (a)	203,705	5,491,887
		5,962,577
Capital Markets — 0.1%
Charles Schwab Corp. (The)	34,051	861,831
Morgan Stanley	20,380	529,472
Northern Trust Corp.	11,479	760,599
		2,151,902

	Number of Shares	Value
Chemicals — 0.8%
Air Products & Chemicals, Inc.	49,977	$7,098,733
Axalta Coating Systems, Ltd. (a)	84,555	2,243,244
Axiall Corp.	116,800	3,808,848
Calgon Carbon Corp.	364,000	4,786,600
Celanese Corp., Series A	3,125	204,531
CF Industries Holdings, Inc.	5,958	143,588
Dow Chemical Co. (The)	9,136	454,151
Eastman Chemical Co.	8,315	564,589
Ingevity Corp. (a)	1,416	48,201
LyondellBasell Industries NV, Class A	27,275	2,029,805
Monsanto Co.	6,537	675,991
Mosaic Co. (The)	292,400	7,655,032
Scotts Miracle-Gro Co. (The), Class A	6,685	467,348
Sherwin-Williams Co. (The)	4,202	1,234,001
TerraVia Holdings, Inc. (a)	778,021	2,038,415
		33,453,077
Commercial Banks — 0.2%
Citizens Financial Group, Inc.	74,218	1,482,876
Huntington Bancshares Inc.	29,310	262,031
Regions Financial Corp.	23,119	196,743
SunTrust Banks, Inc.	54,972	2,258,250
Wells Fargo & Co.	58,510	2,769,278
		6,969,178
Commercial Services & Supplies — 0.0%
Tyco International plc	26,578	1,132,223
Communications Equipment — 0.1%
Cisco Systems, Inc.	29,898	857,774
Motorola Solutions, Inc.	4,717	311,180
NetScout Systems, Inc. (a)	203,856	4,535,796
		5,704,750
Computers & Peripherals — 0.3%
Apple, Inc.	122,310	11,692,836
EMC Corp.	22,527	612,059
Hewlett Packard Enterprise Co.	51,292	937,105
HP, Inc.	13,857	173,905
NetApp, Inc.	19,171	471,415
Seagate Technology plc	25,587	623,299
Western Digital Corp.	10,922	516,174
		15,026,793
Construction & Engineering — 0.1%
Fluor Corp.	2,199	108,367
Jacobs Engineering Group, Inc. (a)	6,876	342,494
KBR, Inc.	55,656	736,885
Quanta Services, Inc. (a)	73,133	1,690,835
		2,878,581
Consumer Finance — 0.2%
American Express Co.	29,653	1,801,716
Capital One Financial Corp.	27,041	1,717,374
First Cash Financial Services, Inc.	3,883	199,314
Synchrony Financial (a)	108,432	2,741,161
		6,459,565

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
Containers & Packaging — 0.0%
AptarGroup, Inc.	5,480	$433,633
Avery Dennison Corp.	13,979	1,044,930
WestRock Co.	5,493	213,513
		1,692,076
Diversified Consumer Services — 0.3%
Houghton Mifflin Harcourt Co. (a)	737,850	11,532,596
Sotheby's	15,298	419,165
		11,951,761
Diversified Financial Services — 1.3%
Bank of America Corp.	1,162,396	15,424,995
Citigroup, Inc.	184,327	7,813,622
JPMorgan Chase & Co.	531,146	33,005,412
Leucadia National Corp.	4,774	82,733
Moody's Corp.	6,345	594,590
		56,921,352
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	49,619	2,144,037
Level 3 Communications, Inc. (a)	75,936	3,909,945
Verizon Communications, Inc.	84,916	4,741,709
		10,795,691
Electric Utilities — 0.1%
Duke Energy Corp.	14,560	1,249,102
Edison International	15,174	1,178,565
Entergy Corp.	28,540	2,321,729
Exelon Corp.	4,550	165,438
		4,914,834
Electrical Equipment — 0.1%
BWX Technologies, Inc.	169,200	6,052,284
Electronic Equipment, Instruments & Components — 0.4%
Dolby Laboratories, Inc., Class A	138,679	6,635,790
FLIR Systems, Inc.	166,000	5,137,700
Knowles Corp. (a)	529,194	7,239,374
		19,012,864
Energy Equipment & Services — 0.1%
Diamond Offshore Drilling, Inc.	36,381	885,150
Ensco plc, Class A	139,605	1,355,564
FMC Technologies, Inc. (a)	30,165	804,501
Halliburton Co.	2,734	123,823
Helmerich & Payne, Inc.	17,710	1,188,872
		4,357,910
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	25,082	3,938,877
Kroger Co. (The)	13,922	512,190
Pricesmart, Inc.	2,696	252,265
Smart & Final Stores, Inc. (a)	320,711	4,775,387
SUPERVALU, Inc. (a)	1,523,410	7,190,495
Sysco Corp.	42,277	2,145,135
Wal-Mart Stores, Inc.	307,254	22,435,687
Walgreens Boots Alliance, Inc.	1,170	97,426
		41,347,462

	Number of Shares	Value
Food Products — 0.3%
JM Smucker Co. (The)	64,786	$9,874,034
Tyson Foods, Inc., Class A	36,010	2,405,108
		12,279,142
Health Care Equipment & Supplies — 0.8%
CR Bard, Inc.	42,788	10,062,026
Halyard Health, Inc. (a)	176,300	5,733,276
IDEXX Laboratories, Inc. (a)	111,102	10,316,932
Stryker Corp.	89,071	10,673,378
		36,785,612
Health Care Providers & Services — 0.4%
Anthem, Inc.	4,929	647,375
Cardinal Health, Inc.	16,932	1,320,865
DaVita HealthCare Partners, Inc. (a)	2,667	206,213
HCA Holdings, Inc. (a)	10,954	843,568
Joint Corp. (The) (a)	210,347	427,004
Quest Diagnostics, Inc.	23,052	1,876,663
Tenet Healthcare Corp. (a)	126,023	3,483,276
UnitedHealth Group, Inc.	8,654	1,221,945
VCA Antech, Inc. (a)	104,843	7,088,435
		17,115,344
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	1,268,641	16,111,741
Hotels, Restaurants & Leisure — 0.4%
Aramark	12,690	424,100
Boyd Gaming Corp. (a)	14,297	263,065
Carnival Corp.	17,364	767,489
Interval Leisure Group, Inc.	5,864	93,237
Marriott International Inc., Class A	112,643	7,486,254
McDonald's Corp.	16,988	2,044,336
MGM Resorts International (a)	93,409	2,113,846
Papa John's International, Inc.	3,417	232,356
Popeyes Louisiana Kitchen, Inc. (a)	3,763	205,610
Wynn Resorts, Ltd.	17,317	1,569,613
		15,199,906
Household Durables — 0.1%
CalAtlantic Group, Inc.	110,370	4,051,683
Mohawk Industries, Inc. (a)	3,384	642,148
TopBuild Corp. (a)	1,691	61,214
Whirlpool Corp.	1,235	205,800
		4,960,845
Household Products — 0.2%
Colgate-Palmolive Co.	84,238	6,166,221
Procter & Gamble Co. (The)	12,901	1,092,328
		7,258,549
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	130,154	1,624,322
NRG Energy, Inc.	34,322	514,487
Pattern Energy Group, Inc.	63,935	1,468,587
Talen Energy Corp. (a)	118,700	1,608,385
		5,215,781

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
Industrial Conglomerates — 0.2%
3M Co.	40,667	$7,121,605
Insurance — 0.5%
Allstate Corp. (The)	35,155	2,459,092
American International Group, Inc.	138,966	7,349,912
Berkshire Hathaway, Inc., Class B (a)	16,305	2,360,801
Everest Re Group, Ltd.	3,171	579,247
Hartford Financial Services Group, Inc.	9,387	416,595
Lincoln National Corp.	14,281	553,674
Loews Corp.	7,137	293,259
Markel Corp. (a)	751	715,538
MBIA, Inc. (a)	276,064	1,885,517
Prudential Financial, Inc.	9,448	674,020
Travelers Companies, Inc. (The)	21,476	2,556,503
Unum Group	24,098	766,076
		20,610,234
Internet & Catalog Retail — 1.0%
Amazon.com, Inc. (a)	52,461	37,542,141
Blue Nile, Inc.	9,902	271,117
Liberty Interactive Corp. QVC Group (a)	27,106	687,679
Liberty TripAdvisor Holdings, Inc. (a)	12,432	272,012
Liberty Ventures, Series A (a)	7,335	271,908
Priceline.com, Inc. (a)	3,421	4,270,811
TripAdvisor, Inc. (a)	8,692	558,896
		43,874,564
Internet Software & Services — 1.3%
Alphabet, Inc., Class A (a)	26,890	18,917,922
Alphabet, Inc., Class C (a)	8,266	5,720,898
ChannelAdvisor Corp. (a)	237,502	3,441,404
Cornerstone OnDemand, Inc. (a)	82,065	3,123,394
eBay, Inc. (a)	132,591	3,103,955
Facebook, Inc. (a)	144,772	16,544,544
Pandora Media, Inc. (a)	421,137	5,243,156
Twitter, Inc. (a)	13,558	229,266
VeriSign, Inc. (a)	24,056	2,079,882
		58,404,421
IT Services — 1.1%
Alliance Data Systems Corp. (a)	13,026	2,552,054
Automatic Data Processing, Inc.	87,467	8,035,593
Cognizant Technology Solutions Corp. (a)	12,074	691,116
CoreLogic, Inc. (a)	25,059	964,270
EPAM Systems, Inc. (a)	11,989	771,013
Gartner Group, Inc. (a)	7,288	709,924
Genpact, Ltd. (a)	2,319	62,242
Hackett Group, Inc. (The)	48,716	675,691
International Business Machines Corp. (IBM)	38,751	5,881,627
Lionbridge Technologies, Inc. (a)	536,955	2,120,972
Mastercard, Inc., Class A	10,517	926,127
PayPal Holdings, Inc. (a)	63,807	2,329,593
Teradata Corp. (a)	58,428	1,464,790
Visa, Inc., Class A	284,483	21,100,104
		48,285,116

	Number of Shares	Value
Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc. (a)	3,862	$552,343
PerkinElmer, Inc.	92,250	4,835,745
Waters Corp. (a)	61,307	8,622,830
		14,010,918
Machinery — 0.2%
Actuant Corp.	29,388	664,463
Graco, Inc.	8,460	668,255
Hyster-Yale Materials Handling, Inc.	34,221	2,035,807
Lindsay Corp.	81,400	5,523,804
PACCAR, Inc.	7,226	374,813
		9,267,142
Media — 2.2%
Charter Communications, Inc. (a)	1,539	351,877
Comcast Corp., Class A	559,958	36,503,662
Discovery Communications, Inc., Series A (a)	78,210	1,973,238
Iheartmedia, Inc. (a)(b)	25,064	32,583
Liberty Braves Group, Class A (a)	1,597	24,019
Liberty Braves Group, Class C (a)	3,171	46,487
Liberty Broadband Corp., Class A (a)	5,211	309,533
Liberty Broadband Corp., Class C (a)	4,707	282,420
Liberty Media Group, Class A (a)	3,733	71,450
Liberty Media Group, Class C (a)	3,701	70,208
Liberty SiriusXM Group, Class A (a)	14,770	463,187
Liberty SiriusXM Group, Class C (a)	14,804	457,000
Lions Gate Entertainment Corp.	411,997	8,334,699
Live Nation, Inc. (a)	364,738	8,571,343
Media General, Inc. (a)	357,014	6,137,071
Scripps Networks Interactive, Inc., Class A	11,060	688,706
Starz – Liberty Capital (a)	6,213	185,893
Tribune Media Co.	12,478	488,888
tronc, Inc.	2,124	29,311
Viacom, Inc.	256,917	10,654,348
Walt Disney Co. (The)	207,084	20,256,957
		95,932,880
Metals & Mining — 0.3%
Compass Minerals International, Inc.	80,009	5,935,868
Newmont Mining Corp.	41,653	1,629,465
Royal Gold, Inc.	95,526	6,879,783
		14,445,116
Multi-Utilities — 0.0%
NiSource, Inc.	10,040	266,261
Office Electronics — 0.0%
Xerox Corp.	209,268	1,985,953
Oil, Gas & Consumable Fuels — 0.5%
Chesapeake Energy Corp. (a)	17,453	74,699
Cloud Peak Energy, Inc. (a)	478,669	986,058
CONSOL Energy, Inc.	315,911	5,083,008
Kinder Morgan Inc/DE	126,385	2,365,927
Marathon Petroleum Corp.	47,899	1,818,246
Murphy Oil Corp.	23,299	739,743
Peabody Energy Corp. (a)	97,472	133,537

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
Tesoro Corp.	31,786	$2,381,407
Valero Energy Corp.	41,899	2,136,849
WPX Energy, Inc. (a)	777,700	7,240,387
		22,959,861
Paper & Forest Products — 0.0%
International Paper Co.	16,673	706,602
Louisiana-Pacific Corp. (a)	9,467	164,252
		870,854
Personal Products — 0.0%
Coty, Inc., Class A	6,741	175,199
Estee Lauder Companies, Inc. (The), Class A	4,774	434,529
		609,728
Pharmaceuticals — 0.7%
Allergan plc (a)	3,325	768,374
Bristol-Myers Squibb Co.	8,297	610,244
Johnson & Johnson	120,797	14,652,676
Merck & Co., Inc.	66,049	3,805,083
Pfizer, Inc.	158,997	5,598,285
Valeant Pharmaceuticals International, Inc. (a)	205,233	4,133,393
		29,568,055
Professional Services — 0.0%
Robert Half International, Inc.	13,920	531,187
Verisk Analytics, Inc. (a)	6,866	556,695
		1,087,882
Real Estate — 0.1%
CBRE Group, Inc. (a)	147,896	3,916,286
Real Estate Investment Trusts (REITs) — 0.4%
Host Hotels & Resorts, Inc.	38,323	621,216
SL Green Realty Corp.	18,319	1,950,424
Starwood Property Trust, Inc.	657,413	13,621,597
		16,193,237
Road & Rail — 0.1%
Avis Budget Group, Inc. (a)	7,748	249,718
Hertz Global Holdings, Inc. (a)	11,657	129,043
Kansas City Southern	3,403	306,576
Swift Transportation Co. (a)	199,549	3,075,050
Union Pacific Corp.	12,391	1,081,115
		4,841,502
Semiconductors & Semiconductor Equipment — 0.5%
Cabot Microelectronics Corp.	104,400	4,420,296
Entegris, Inc. (a)	594,400	8,600,968
Intel Corp.	138,900	4,555,920
Micron Technology, Inc. (a)	159,186	2,190,399
Texas Instruments, Inc.	14,055	880,546
		20,648,129
Software — 1.0%
Activision Blizzard, Inc.	21,470	850,856
CA, Inc.	69,343	2,276,531
Citrix Systems, Inc. (a)	26,906	2,154,901
FireEye, Inc. (a)	487,600	8,030,772
Intuit, Inc.	20,824	2,324,167
Microsoft Corp.	274,687	14,055,734

	Number of Shares	Value
MicroStrategy, Inc., Class A (a)	59,324	$10,382,886
Oracle Corp.	29,933	1,225,158
Symantec Corp.	111,158	2,283,185
		43,584,190
Specialty Retail — 1.2%
Aaron's, Inc.	40,600	888,734
Bed Bath & Beyond, Inc.	43,746	1,890,702
Best Buy Co., Inc.	69,785	2,135,421
Cabela's, Inc. (a)	166,500	8,334,990
CST Brands, Inc.	162,500	7,000,500
Destination XL Group, Inc. (a)	498,882	2,279,891
Dick's Sporting Goods, Inc.	175,320	7,899,919
L Brands, Inc.	227,457	15,269,188
Lowe's Companies, Inc.	11,906	942,598
Office Depot, Inc. (a)	577,163	1,910,410
Staples, Inc.	62,134	535,595
Tractor Supply Co.	20,966	1,911,680
Urban Outfitters, Inc. (a)	45,387	1,248,142
Williams-Sonoma, Inc.	3,759	195,957
		52,443,727
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	54,329	2,213,364
Hanesbrands, Inc.	27,421	689,090
Nike, Inc.	394,212	21,760,502
		24,662,956
Thrifts & Mortgage Finance — 0.1%
Fannie Mae (a)	435,022	870,044
Ladder Capital Corp., Class A	300,296	3,663,611
Washington Mutual, Inc. (b)(c)	33,600	—
		4,533,655
Tobacco — 0.4%
Altria Group, Inc.	43,322	2,987,485
Philip Morris International, Inc.	129,753	13,198,475
		16,185,960
Trading Companies & Distributors — 0.1%
NOW, Inc. (a)	125,895	2,283,735
W.W. Grainger, Inc.	3,405	773,786
		3,057,521
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	59,784	4,427,005
Total US Common Stocks (Cost $952,795,803)		995,011,066
Foreign Common Stocks — 33.6%
Australia — 0.7%
ALS, Ltd.	72,127	266,540
Alumina, Ltd.	227,202	222,164
Asaleo Care, Ltd.	123,563	194,408
BHP Billiton, Ltd.	14,998	213,615
BlueScope Steel, Ltd.	69,940	335,370
Brambles, Ltd.	43,702	405,517
Cleanaway Waste Management, Ltd.	480,356	289,036
Coca-Cola Amatil, Ltd.	62,071	383,060
DuluxGroup, Ltd.	6,274	29,659
Fairfax Media, Ltd.	281,270	197,041

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
GUD Holdings, Ltd.	10,763	$73,630
Iluka Resources, Ltd.	41,614	203,578
Metcash, Ltd. (a)	158,870	226,814
Newcrest Mining, Ltd. (a)	713,694	12,272,481
Orica, Ltd.	35,017	324,415
Premier Investments, Ltd.	5,858	62,629
QBE Insurance Group, Ltd. – ASE Shares	226,261	1,775,790
Santos, Ltd.	26,911	94,960
Scentre Group	830,189	3,053,438
Sigma Pharmaceuticals, Ltd.	58,006	49,167
Spotless Group Holdings, Ltd.	86,468	72,982
Westfield Corp. – REIT	1,157,977	9,226,002
		29,972,296
Austria — 0.1%
Andritz AG	4,887	232,209
Erste Group Bank AG	9,680	221,366
IMMOFINANZ AG (a)	409,832	877,282
Oesterreichische Post AG (a)	10,266	331,514
Raiffeisen Bank International AG (a)	17,378	218,723
Wienerberger AG	30,912	433,479
		2,314,573
Belgium — 0.1%
Anheuser-Busch InBev NV	17,355	2,281,308
Greenyard Foods (a)	897	13,416
Groupe Bruxelles Lambert SA	3,644	297,919
		2,592,643
Bermuda — 0.0%
Signet Jewelers, Ltd.	5,229	430,922
Brazil — 0.3%
BR Properties SA	115,100	268,733
BrasilAgro – Co. Brasileira de Propriedades Agricolas	179,900	670,362
CCR SA	76,600	400,610
Centrais Eletricas Brasileiras SA (a)	186,700	746,265
Cia Energetica de Minas Gerais – SPADR	300,726	664,604
Itausa – Investimentos Itau SA	247	551
Localiza Rent a Car SA	34,468	370,185
MRV Engenharia e Participacoes SA	717,500	2,414,524
Multiplus SA	91,900	1,034,208
Odontoprev SA	87,759	363,625
Oi SA (a)	27,054	16,423
Porto Seguro SA	11,993	99,870
SLC Agricola SA	556,800	2,565,340
Smiles SA	105,600	1,577,606
Sul America SA (UNIT)	17,642	85,895
WEG SA	52,125	222,955
		11,501,756
Canada — 1.7%
Aimia, Inc.	21,834	133,510
Air Canada (a)	18,500	127,300
Bank of Montreal	5,362	339,897
Barrick Gold Corp. – NYSE Shares	418,541	8,935,850
Barrick Gold Corp. – TSX Shares	25,934	553,628

	Number of Shares	Value
Bombardier, Inc., Class B (a)	106,562	$160,014
Cameco Corp.	777,841	8,532,916
Canadian Natural Resources, Ltd. – NYSE Shares	25,419	784,242
Canadian Natural Resources, Ltd. – TSX Shares	17,538	540,697
Denison Mines Corp. (a)	258,900	142,280
Dundee Corp., Class A (a)	380,887	2,249,443
Dundee Precious Metals, Inc. (a)	1,043,636	2,488,021
Fairfax Financial Holdings, Ltd.	627	337,695
Gabriel Resources, Ltd. (a)	1,962,000	713,758
Goldcorp., Inc.	193,455	3,700,794
Imperial Oil, Ltd.	31,968	1,011,534
Ivanhoe Mines, Ltd., Class A (a)	3,876,237	3,030,303
Kinross Gold Corp. – NYSE Shares (a)	1,433,811	7,011,336
Kinross Gold Corp. – TSX Shares (a)	39,712	194,879
Lundin Gold, Inc. (a)(b)	900,000	3,852,316
MEG Energy Corp. (a)	581,387	3,046,550
New Gold, Inc. (a)	263,835	1,155,597
Northern Dynasty Minerals, Ltd. – NYSE Shares (a)(b)	202,302	62,714
Northern Dynasty Minerals, Ltd. – TSX Shares (a)(b)	5,439,672	1,684,174
NOVAGOLD Resources, Inc. (a)	224,075	1,371,339
Onex Corp.	6,759	413,299
PrairieSky Royalty, Ltd.	508	9,641
Rogers Communications, Inc., Class B	40,420	1,636,260
Silver Standard Resources, Inc. (a)	157,299	2,043,314
Silver Wheaton Corp.	150,715	3,546,324
Sprott, Inc.	2,565,690	5,103,776
Suncor Energy, Inc.	34,268	950,629
Turquoise Hill Resources, Ltd. (a)	929,683	3,142,329
Uranium Participation Corp. (a)	1,413,383	4,408,788
		73,415,147
Chile — 0.0%
Antofagasta plc	115,020	714,537
Banco Santander Chile	2,711,553	131,056
Enaex SA (b)	8,188	85,050
Inversiones La Construccion SA	8,385	91,976
Sociedad Quimica y Minera de Chile SA – SPADR	25,927	640,916
		1,663,535
China — 3.1%
361 Degrees International, Ltd.	735,000	212,054
Agile Property Holdings, Ltd.	2,040,000	1,095,784
Ajisen China Holdings, Ltd.	233,000	90,532
Baidu, Inc. – SPADR (a)	9,738	1,608,231
Bank of Chongqing Co., Ltd.	489,500	378,086
Baoye Group Co., Ltd.	114,000	75,836
Beijing Jingneng Clean Energy Co., Ltd.	2,376,000	777,943
Bitauto Holdings, Ltd. – ADR (a)	28,200	760,272
Central China Real Estate, Ltd.	534,000	101,378
Central China Securities Co., Ltd.	1,311,000	567,196
Changgang Dunxin Enterprise Co., Ltd. (a)(b)(c)	4,640,000	228,767
Chaowei Power Holdings, Ltd.	126,000	78,528

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
China Communications Services Corp., Ltd., Class H	1,788,000	$938,880
China Creative Global Holdings, Ltd.	1,176,000	95,587
China CYTS Tours Holding Co., Ltd.	872,398	2,548,338
China Fortune Land Development Co., Ltd.	440,136	1,625,294
China Greenfresh Group Co., Ltd.	836,400	421,417
China International Travel Service Corp., Ltd.	182,140	1,209,918
China Lilang, Ltd.	491,000	311,372
China Lodging Group Ltd. – SPADR	40,845	1,487,983
China Maple Leaf Educational Systems, Ltd.	868,000	782,756
China Mengniu Dairy Co., Ltd.	148,000	259,321
China Merchants Bank Co., Ltd.	800,000	1,796,929
China Pacific Insurance Group Co., Ltd.	1,155,600	3,944,930
China Resources Beer Holdings Co., Ltd.	111,264	243,174
China Shineway Pharmaceutical Group, Ltd.	95,000	104,332
China XD Plastics Co., Ltd. (a)	217,766	701,207
China Yurun Food Group, Ltd. (a)	10,807,000	1,640,531
CNOOC, Ltd.	2,048,122	2,556,986
Coland Holdings, Ltd.	30,000	43,019
CSG Holding Co., Ltd.	575,800	454,508
Ctrip.com International, Ltd. – ADR (a)	191,990	7,909,988
Daphne International Holdings, Ltd. (a)	110,000	17,065
Fantasia Holdings Group Co., Ltd.	1,345,500	164,513
Foshan Haitian Flavouring & Food Co., Ltd.	969,231	4,442,379
Future Land Development Holdings, Ltd.	420,000	55,041
Goodbaby International Holdings, Ltd.	364,528	168,744
Grandblue Environment Co., Ltd.	1,123,488	2,156,655
Griffin Mining, Ltd. (a)	1,096,994	379,539
Guangdong Yueyun Transportation Co., Ltd., Class H	213,000	119,719
Guangshen Railway Co., Ltd.	5,764,000	2,747,086
Guangzhou R&F Properties Co., Ltd.	1,027,600	1,303,422
Guolian Securities Co., Ltd.	419,000	230,717
Hongfa Technology Co., Ltd.	681,132	3,170,492
Hua Hong Semiconductor, Ltd. (d)	1,007,000	946,435
Huayu Automotive Systems Co., Ltd.	1,406,908	2,980,150
Inner Mongolia Yili Industrial Group Co., Ltd.	2,270,664	5,719,317
JD.com, Inc. – ADR (a)	85,028	1,805,144
Jiangsu Expressway Co., Ltd.	1,466,000	2,039,111
Jiangsu Hengrui Medicine Co., Ltd.	769,259	4,647,391
Johnson Electric Holdings, Ltd.	45,001	100,576
Kweichow Moutai Co., Ltd.	79,673	3,507,514
Lansen Pharmaceutical Holdings, Ltd.	177,000	42,374
Lenovo Group, Ltd.	118,210	71,421
Li Ning Co., Ltd. (a)	442,041	218,133
Livzon Pharmaceutical Group, Inc., Class H	189,600	854,861
Nam Tai Property, Inc.	104,993	563,812
NetEase, Inc. – ADR	16,122	3,115,093
New China Life Insurance Co., Ltd.	660,700	2,358,599

	Number of Shares	Value
New Oriental Education & Technology Group, Inc. – SPADR	67,900	$2,843,652
NVC Lighting Holding, Ltd.	6,484,000	685,266
Ping An Insurance Group Co. of China, Ltd., Class A	680,000	3,296,037
Ping An Insurance Group Co. of China, Ltd., Class H	1,377,000	6,092,213
Poly Real Estate Group Co., Ltd.	1,939,700	2,526,706
Powerlong Real Estate Holdings, Ltd.	856,000	173,786
Qingdao Port International Co., Ltd. (d)	328,000	149,773
Qunar Cayman Islands, Ltd. – ADR (a)	8,800	262,152
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd.	88,000	133,505
Shanghai International Airport Co., Ltd.	794,679	3,126,213
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	410,800	1,407,341
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	232,000	361,224
Shenzhen Expressway Co., Ltd.	1,808,000	1,653,120
Shenzhou International Group Holdings, Ltd.	1,147,335	5,548,615
Sichuan Chuantou Energy Co., Ltd.	470,400	587,028
Sihuan Pharmaceutical Holdings Group, Ltd.	3,422,000	657,038
SINA Corp. (a)	15,800	819,546
SOHO China Ltd.	1,194,000	580,030
Sunny Optical Technology Group Co., Ltd.	658,000	2,317,419
TAL Education Group – ADR (a)	82,692	5,131,866
Tencent Holdings, Ltd.	340,000	7,754,578
Tianneng Power International, Ltd.	1,990,000	1,358,948
Times Property Holdings, Ltd.	774,000	308,810
Tingyi Cayman Islands Holding Corp.	94,690	90,220
Travelsky Technology, Ltd., Class H	46,000	88,959
Tsingtao Brewery Co., Ltd., Class H	83,886	291,310
Vipshop Holdings, Ltd. – ADR (a)	18,301	204,422
Want Want China Holdings, Ltd.	396,529	284,414
Weiqiao Textile Co., Ltd.	807,058	613,743
Wuxi Little Swan Co., Ltd.	91,400	314,136
Xingda International Holdings, Ltd.	967,000	223,256
Xinhua Winshare Publishing and Media Co., Ltd.	539,000	582,964
Xinyuan Real Estate Co., Ltd. – ADR	93,462	457,964
XTEP International Holdings, Ltd.	1,649,500	890,485
Yirendai, Ltd. – ADR (a)	87,795	1,220,350
Zhengzhou Yutong Bus Co., Ltd.	1,377,766	4,120,990
		136,134,459
Colombia — 0.0%
Almacenes Exito SA	223,049	1,084,365
Grupo Nutresa SA	48,911	420,308
		1,504,673
Cyprus — 0.0%
Hellenic Bank Public Co., Ltd. (a)(b)	123,971	115,427
TCS Group Holding plc – GDR (e)	79,866	412,427
		527,854
Czech Republic — 0.0%
Philip Morris CR AS	554	280,417

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
Denmark — 0.5%
AP Moeller – Maersk A/S	326	$429,829
Bang & Olufsen A/S, Class B (a)	34,103	299,205
Carlsberg A/S, Class B	11,491	1,090,500
Coloplast A/S, Class B	30,875	2,304,738
Danske Bank A/S	7,040	186,551
GN Store Nord (GN Great Nordic) A/S	68,518	1,237,983
ISS A/S	72,053	2,698,023
Novo Nordisk A/S, Class B	168,302	9,050,787
Topdanmark A/S (a)	8,760	208,955
Vestas Wind Systems A/S	43,449	2,948,645
William Demant Holding A/S (a)	58,405	1,135,836
		21,591,052
Finland — 0.3%
Amer Sports Oyj	12,120	332,863
Kone Oyj, Class B	159,690	7,373,281
Metso Oyj	10,732	253,584
Sampo Oyj, Class A	61,851	2,526,978
UPM-Kymmene Oyj	6,233	114,263
Valmet Corp.	7,924	105,479
Wartsila Corp.	8,809	360,500
		11,066,948
France — 0.8%
Airbus Group SE	17,189	998,138
Areva SA (a)	311,988	1,126,315
AXA SA	34,148	686,020
BNP Paribas SA	24,559	1,104,123
Edenred SA	27,046	558,041
Electricite de France SA	579,632	7,124,854
Elis SA	6,704	117,881
Engie SA (b)	9,765	11
Eurazeo SA	2,604	155,425
Eurofins Scientific	2,560	951,654
Groupe Eurotunnel SE	108,209	1,151,603
Imerys SA	1,718	109,766
JCDecaux SA	8,747	296,812
L'Oreal SA	42,258	8,083,365
Legrand SA	43,697	2,254,544
Neopost SA	11,764	272,529
Renault SA	3,592	273,705
Rothschild & Co.	7,243	173,245
SA des Ciments Vicat	3,643	206,545
Sanofi SA	62,354	5,241,349
Schneider Electric SE	6,267	370,888
Societe BIC SA	4,072	575,801
Societe Generale SA	4,562	144,172
Technicolor SA	12,329	76,488
Technip SA	2,846	154,786
Thales SA	6,173	518,078
Total SA	7,998	385,677
Vallourec SA (a)	23,313	84,745
Virbac SA (a)	363	66,049
Zodiac Aerospace	37,434	880,844
		34,143,453

	Number of Shares	Value
Georgia — 0.0%
BGEO Group plc	2,345	$82,976
Germany — 1.3%
Adidas AG	6,655	949,034
Aurelius AG	4,339	255,077
Axel Springer AG	13,357	699,970
BASF SE	20,226	1,542,983
Bayer AG	2,585	260,082
Bayerische Motoren Werke AG	14,000	1,026,046
Brenntag AG	16,447	794,796
Commerzbank AG	12,992	84,267
Continental AG	1,876	352,553
CTS Eventim AG	15,075	458,623
Deutsche Bank AG (a)	6,391	86,961
Deutsche Telekom AG	103,919	1,768,133
Deutz AG	18,504	76,151
E.ON SE	13,784	137,904
Fielmann AG	3,851	281,484
Fresenius Medical Care AG & Co.	28,925	2,502,756
GEA Group AG	4,744	222,976
Gerresheimer AG	2,391	183,664
Hannover Rueckversicherung AG	1,848	193,095
Leoni AG	3,029	82,627
SAP AG	50,334	3,762,346
Symrise AG	8,013	546,011
TUI AG	66,712	757,387
TUI AG – Xetra Shares	29,079	329,130
Vonovia SE	1,021,789	37,290,476
Wacker Neuson SE	33,407	515,844
zooplus AG (a)	3,194	455,210
		55,615,586
Greece — 0.1%
Aegean Airlines SA	10,339	71,245
Diana Shipping, Inc. (a)	628,248	1,526,643
Ellaktor SA (a)	11,883	17,588
Hellenic Exchanges – Athens Stock Exchange SA Holdings	34,693	165,290
Motor Oil Hellas Corinth Refineries SA	99,878	1,086,149
OPAP SA	22,632	155,777
Piraeus Bank SA (a)	1,187	218
Safe Bulkers, Inc.	519,789	545,778
Tsakos Energy Navigation, Ltd.	302,808	1,420,169
		4,988,857
Hong Kong — 1.2%
AIA Group, Ltd.	114,983	691,376
CECEP COSTIN New Materials Group, Ltd.	1,736,000	134,741
Cheung Kong Property Holdings, Ltd.	594,500	3,749,883
China Everbright, Ltd.	896,000	1,737,632
China High Speed Transmission Equipment Group Co., Ltd.	1,890,000	1,528,074
China Merchants Holdings International Co., Ltd.	14,348	38,463
China Mobile, Ltd.	418,000	4,833,381
China Power International Development, Ltd.	1,045,000	387,254

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
China Resources Power Holdings Co., Ltd.	840,062	$1,257,568
China South City Holdings, Ltd.	574,000	112,908
CK Hutchison Holdings, Ltd.	569,035	6,262,257
Concord New Energy Group, Ltd.	8,240,000	454,509
Dah Chong Hong Holdings, Ltd.	681,000	322,205
Dairy Farm International Holdings, Ltd.	21,800	147,425
Dawnrays Pharmaceutical Holdings, Ltd.	264,000	196,260
Esprit Holdings, Ltd. (a)	2,062,534	1,540,259
First Pacific Co., Ltd.	362,000	262,194
Golden Meditech Holdings, Ltd.	1,780,000	261,808
Guoco Group, Ltd.	93,000	990,064
Henderson Land Development Co., Ltd.	30,950	175,379
Hong Kong & Shanghai Hotels, Ltd. (The) (b)	810,869	828,757
Hong Kong Exchanges and Clearing, Ltd.	129,300	3,154,405
Hopewell Holdings, Ltd.	876,000	2,786,562
Hua Han Health Industry Holdings, Ltd.	5,780,000	519,316
Huabao International Holdings, Ltd. (a)	460,841	163,520
Jardine Matheson Holdings, Ltd.	81,901	4,796,039
Jardine Strategic Holdings, Ltd.	76,220	2,307,250
Ju Teng International Holdings, Ltd.	1,206,000	483,744
Lee & Man Paper Manufacturing, Ltd.	1,987,000	1,477,452
Man Wah Holdings, Ltd.	373,971	538,397
Melco International Development, Ltd.	3,940,000	3,718,619
Midland Holdings, Ltd. (a)(b)	2,321,923	640,390
New World Development, Ltd.	1,411,718	1,435,903
Pacific Basin Shipping, Ltd. (a)	2,368,302	226,828
Real Nutriceutical Group, Ltd.	3,831,000	364,988
Road King Infrastructure, Ltd.	179,000	140,781
SmarTone Telecommunications Holdings, Ltd. (b)	1,268,209	2,271,963
SSY Group, Ltd.	948,000	299,864
Stella International Holdings, Ltd.	18,480	32,613
Television Broadcasts, Ltd.	167,928	576,696
Texhong Textile Group, Ltd.	56,500	53,060
Tianjin Port Development Holdings, Ltd.	1,680,000	242,882
Truly International Holdings, Ltd.	362,000	175,135
Wheelock & Co., Ltd.	115,974	548,509
Yuexiu Transport Infrastructure, Ltd.	416,000	267,431
		53,134,744
Hungary — 0.0%
OTP Bank plc	20,020	448,860
India — 0.5%
Adani Enterprises, Ltd.	910,653	1,184,631
Axis Bank, Ltd.	7,015	55,803
Axis Bank, Ltd. – GDR (e)	77,039	2,989,113
Bank of Baroda	23,122	53,288
Bharti Airtel, Ltd.	16,045	86,959
CESC, Ltd.	37,453	333,807

	Number of Shares	Value
Chambal Fertilizers and Chemicals, Ltd.	64,359	$68,003
Cosmo Films, Ltd.	77,943	401,307
DCM Shriram, Ltd.	40,616	131,490
Dish TV India, Ltd. (a)	188,763	275,288
Dishman Pharmaceuticals & Chemicals, Ltd.	521,462	1,082,383
Future Enterprises, Ltd.	46,100	17,186
GHCL, Ltd.	153,539	425,270
Great Eastern Shipping Co., Ltd. (The)	43,107	200,668
HCL Technologies, Ltd.	43,132	467,986
Hindustan Petroleum Corp., Ltd.	151,949	2,250,523
ICICI Bank, Ltd.	67,305	240,394
Idea Cellular, Ltd.	86,902	137,563
IDFC, Ltd.	257,421	182,313
Infosys, Ltd. – SPADR	22,500	401,625
Inox Leisure, Ltd. (a)	18,677	67,311
JB Chemicals & Pharmaceuticals, Ltd.	12,567	46,618
Jubilant Life Sciences, Ltd.	47,383	220,673
Kakatiya Cement Sugar & Industries, Ltd.	40,100	284,862
KPIT Technologies, Ltd.	184,687	511,304
LIC Housing Finance, Ltd.	36,408	268,172
Lincoln Pharmaceuticals, Ltd.	68,967	154,213
Man Industries India, Ltd.	130,096	112,687
Manappuram Finance, Ltd.	1,973,078	2,026,929
Meghmani Organics, Ltd.	663,187	389,836
NHPC, Ltd.	800,567	299,102
Nilkamal, Ltd.	12,386	232,276
Power Finance Corp., Ltd.	629,261	1,603,802
Punjab National Bank	158,179	250,588
Rajesh Exports, Ltd.	155,637	995,376
RSWM, Ltd.	17,026	107,619
Rural Electrification Corp., Ltd.	727,450	1,877,051
SITI Cable Network, Ltd. (a)	167,396	95,840
Tata Power Co., Ltd.	276,022	301,839
Tata Sponge Iron, Ltd.	29,323	273,020
Uflex, Ltd.	111,795	383,338
Vardhman Textiles, Ltd.	15,351	216,209
Zee Entertainment Enterprises, Ltd.	36,350	246,495
		21,950,760
Indonesia — 0.0%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,711,700	489,358
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,579,100	60,953
Gajah Tunggal Tbk PT	1,141,900	84,609
Indo Tambangraya Megah Tbk PT	679,400	487,025
Indosat Tbk PT (a)(b)	329,289	158,854
Ramayana Lestari Sentosa Tbk PT	974,100	79,037
Salim Ivomas Pratama Tbk PT	1,401,200	47,319
Sri Rejeki Isman Tbk PT	25,173,200	497,882
XL Axiata Tbk PT (a)	179,375	49,864
		1,954,901
Ireland — 0.2%
Bank of Ireland (a)	982,598	204,359
CRH plc	5,208	153,352

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
CRH plc – BATS Europe Shares	12,340	$355,845
DCC plc	13,725	1,206,779
Experian plc	67,775	1,287,356
Governor & Co. of the Bank of Ireland (The) (a)	4,422,433	921,600
Irish Bank Resolution Corp., Ltd. (a)(b)(c)	38,180	—
Irish Continental Group plc	76,772	359,216
Paddy Power Betfair plc	13,094	1,377,227
Paddy Power Betfair plc – LSE Shares	10,360	1,093,758
Permanent TSB Group Holdings plc (a)	146,064	274,999
Ryanair Holdings plc – SPADR	3,651	253,891
		7,488,382
Italy — 0.4%
Banca IFIS SpA	15,344	310,610
Banca Monte dei Paschi di Siena SpA (a)	307,834	132,249
Banca Popolare dell'Emilia Romagna SC	14,439	53,045
Banca Popolare di Milano Scarl	1,565,412	653,931
Banco Popolare SC	421,128	1,027,414
Brembo SpA	2,531	139,184
Credito Valtellinese SC	727,869	334,072
Davide Campari-Milano SpA	20,831	206,389
Eni SpA	217,808	3,516,437
ERG SpA	112,505	1,281,990
Exor SpA	72,061	2,662,047
Ferrari NV	4,381	178,591
Interpump Group SpA	6,319	99,325
Intesa Sanpaolo SpA	212,026	406,693
Luxottica Group SpA	48,825	2,379,015
Luxottica Group SpA – SPADR	4,764	232,769
Piaggio & C SpA	95,920	168,421
Saipem SpA (a)	2,206,024	890,105
Tamburi Investment Partners SpA	117,482	439,324
Technogym SpA (a)	9,099	39,886
Telecom Italia SpA (a)	129,074	105,891
UniCredit SpA	291,343	650,353
Unione di Banche Italiane SpA	63,510	178,133
		16,085,874
Japan — 9.8%
Alfresa Holdings Corp.	73,900	1,538,995
Amano Corp.	215,000	3,717,246
Asahi Diamond Industrial Co., Ltd.	1,507,700	11,617,659
Asatsu-DK, Inc.	292,800	6,896,338
Ashikaga Holdings Co., Ltd.	83,643	267,444
Astellas Pharma, Inc.	5,900	92,331
Azbil Corp.	569,300	16,704,980
BML, Inc.	420,300	19,181,668
Bridgestone Corp.	19,387	619,068
Chiba Bank, Ltd. (The)	71,000	334,887
Coca-Cola East Japan Co., Ltd.	28,338	540,982
Concordia Financial Group, Ltd. (a)	67,000	262,171
Cosmos Pharmaceutical Corp.	2,756	552,763
CyberAgent, Inc.	7,569	454,376
Dai-ichi Life Insurance Co., Ltd. (The)	140,100	1,553,321
Daiichikosho Co., Ltd.	424,900	17,787,002

	Number of Shares	Value
Dainippon Sumitomo Pharma Co., Ltd.	82,900	$1,431,091
Daiwa Securities Group, Inc.	95,686	502,945
DMG Mori Co., Ltd.	24,005	229,428
Duskin Co., Ltd.	82,000	1,377,750
East Japan Railway Co.	21,800	2,008,720
Fuji Media Holdings, Inc.	68,200	764,246
FUJIFILM Holdings Corp.	79,500	3,072,166
Fujitsu, Ltd.	99,000	362,783
Fukushima Industries Corp.	37,900	1,109,553
Hakuhodo DY Holdings, Inc.	1,381,400	16,475,646
Hitachi, Ltd.	444,945	1,849,592
Hogy Medical Co., Ltd.	350,500	24,333,752
Honda Motor Co., Ltd.	199,800	5,044,723
Isetan Mitsukoshi Holdings, Ltd.	52,800	468,316
Japan Airlines Co., Ltd.	48,460	1,555,396
Japan Digital Laboratory Co., Ltd.	109,000	1,473,018
Japan Post Holdings Co., Ltd.	109,300	1,323,291
Japan Steel Works, Ltd. (The)	2,044,000	9,274,019
Japan Tobacco, Inc.	21,498	861,223
JFE Holdings, Inc.	65,800	851,470
kabu.com Securities Co., Ltd.	28,943	93,095
Kamigumi Co., Ltd.	270,000	2,480,909
Kao Corp.	31,300	1,806,290
Kinden Corp.	7,500	80,731
Kirin Holdings Co., Ltd.	158,400	2,662,389
Kurita Water Industries, Ltd.	792,400	17,630,265
LIXIL Group Corp.	60,832	1,000,100
Marui Group Co., Ltd.	22,900	307,292
Miraca Holdings, Inc.	271,300	11,691,305
Mitsubishi Corp.	326,600	5,710,522
Mitsubishi Electric Corp.	389,000	4,612,441
Mitsubishi Estate Co., Ltd.	93,424	1,708,170
Mitsubishi Heavy Industries, Ltd.	242,000	966,027
Mitsubishi Logistics Corp.	45,000	627,305
Mitsubishi UFJ Financial Group, Inc.	103,159	459,814
Mitsui & Co., Ltd.	641,800	7,599,324
Mizuho Financial Group, Inc.	895,000	1,281,353
MS&AD Insurance Group Holdings	84,174	2,167,850
Nakanishi, Inc.	335,500	9,866,871
Namco Bandai Holdings, Inc.	945,200	24,287,285
NEC Corp.	377,000	874,642
Nexon Co., Ltd.	5,490	80,651
Nintendo Co., Ltd.	6,900	984,527
Nippon Meat Packers, Inc.	15,000	364,436
Nippon Suisan Kaisha, Ltd.	86,000	439,332
Nippon Telegraph & Telephone Corp.	87,600	4,112,251
Nippon Television Holdings, Inc.	48,720	798,067
NKSJ Holdings, Inc.	26,600	704,620
Nomura Holdings, Inc.	178,000	637,853
NTT Data Corp.	40,800	1,922,640
NTT Urban Development Corp.	71,600	762,258
Obayashi Corp.	209,400	2,216,988
OKUMA Corp.	2,565,000	16,757,383
Onward Holdings Co., Ltd.	61,000	377,939
Organo Corp.	538,000	2,017,695
Otsuka Holdings Co., Ltd.	22,800	1,050,651

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
Rakuten, Inc.	30,849	$332,725
Resona Holdings, Inc.	250,400	912,138
Rinnai Corp.	18,500	1,627,916
Sanshin Electronics Co., Ltd.	113,200	915,004
Secom Co., Ltd.	259,500	19,154,130
Seven & I Holdings Co., Ltd.	53,600	2,237,762
Seven Bank, Ltd.	5,502,700	16,989,925
Shimizu Corp.	61,000	567,861
Shiseido Co., Ltd.	27,800	716,787
SK Kaken Co., Ltd.	59,000	5,256,379
SoftBank Group Corp.	102,900	5,821,563
Square Enix Holdings Co., Ltd.	44,467	1,432,713
Sumitomo Chemical Co., Ltd.	139,000	570,021
Sumitomo Electric Industries, Ltd.	29,000	381,716
Sumitomo Forestry Co., Ltd.	9,300	125,454
Sumitomo Mitsui Financial Group, Inc.	49,100	1,407,710
Sumitomo Mitsui Trust Holdings, Inc.	325,539	1,053,540
Sumitomo Realty & Development Co., Ltd.	3,806	102,708
Takeda Pharmaceutical Co., Ltd.	89,800	3,876,131
Takeuchi Manufacturing Co., Ltd.	566,700	7,297,067
Toei Co., Ltd.	1,407,000	13,189,409
Tohoku Electric Power Co., Inc.	89,000	1,116,111
TOKAI Corp. – Gifu	214,100	6,454,490
Tokyo Electron, Ltd.	13,700	1,151,814
Toyo Seikan Kaisha Group Holdings, Ltd.	64,500	1,226,267
Toyo Suisan Kaisha, Ltd.	19,000	767,611
Toyo Tire & Rubber Co., Ltd.	13,523	147,087
Toyota Industries Corp.	24,733	978,166
Toyota Motor Corp.	73,222	3,660,867
TV Asahi Holdings Corp.	545,200	8,813,065
Wacoal Holdings Corp.	976,000	9,596,275
West Japan Railway Co.	67,300	4,253,811
Yahoo Japan Corp.	2,140,900	9,428,239
Yamada Denki Co., Ltd.	117,400	616,926
Yamato Holdings Co., Ltd.	52,800	1,209,315
ZOJIRUSHI Corp.	245,200	4,658,235
		425,678,568
Lebanon — 0.0%
Solidere – GDR (e)	43,856	416,632
Luxembourg — 0.0%
ArcelorMittal SA – EN Amsterdam Shares (a)	76,402	351,762
Kernel Holding SA	50,915	683,714
O'Key Group SA – GDR (b)(e)	195,957	450,701
Stabilus SA (a)	3,983	189,183
Tenaris SA	14,636	211,659
		1,887,019
Malaysia — 0.4%
AirAsia Berhad	5,304,599	3,435,007
AMMB Holdings Berhad	1,319,500	1,453,433
Genting Berhad	2,237,400	4,553,371
Genting Malaysia Berhad	2,596,519	2,867,902
Heveaboard Berhad	1,055,700	311,682
Hong Leong Financial Group Berhad	59,265	215,999

	Number of Shares	Value
OSK Holdings Berhad (b)	457,043	$180,505
Padini Holdings Berhad	797,800	468,813
Supermax Corp. Berhad	1,533,600	817,074
Top Glove Corp. Berhad	1,164,900	1,331,078
Unisem M Berhad	335,600	199,637
		15,834,501
Mexico — 0.2%
America Movil SAB de CV, Series L – ADR	39,571	485,140
Cemex SAB de CV – SPADR (a)	292,942	1,807,452
Consorcio ARA SAB de CV, Series C (b)	1,525,404	548,168
Controladora Vuela Cia de Aviacion SAB de CV – ADR (a)	75,314	1,407,619
Fibra Uno Administracion SA de CV – REIT	190,600	406,063
Grupo Aeroportuario del Centro Norte Sab de CV – ADR	8,280	392,803
Grupo Carso SAB de CV, Series A	139,528	600,467
Megacable Holdings SAB de CV (UNIT)	64,211	260,601
Prologis Property Mexico SA de CV – REIT (a)	347,850	566,034
Telesites SAB de CV (a)	39,573	24,459
		6,498,806
Netherlands — 0.5%
Akzo Nobel NV	21,935	1,379,999
ASML Holding NV	2,513	249,096
Astarta Holding NV (a)(b)	107,819	1,287,321
Boskalis Westminster NV – CVA	21,846	753,519
Delta Lloyd NV	14,390	51,114
HAL Trust	2,778	530,769
Heineken Holding NV	2,812	229,705
Heineken NV	21,294	1,967,628
Koninklijke (Royal) KPN NV	559,946	2,031,004
Koninklijke (Royal) Philips Electronics NV	253,830	6,333,423
Koninklijke Ahold NV	51,693	1,149,555
Randstad Holding NV	3,545	142,781
Royal Dutch Shell plc, Class A – BATS Europe Shares	1,536	41,938
Royal Dutch Shell plc, Class A – Quote MTF Shares	33,808	927,219
Royal Dutch Shell plc, Class B	46,926	1,290,430
Yandex NV (a)	123,269	2,693,428
		21,058,929
New Zealand — 0.0%
Spark New Zealand, Ltd.	60,346	152,942
Norway — 0.0%
DNB ASA	29,575	357,566
Golden Ocean Group, Ltd. (a)	451,166	316,995
Schibsted ASA, Class A	12,212	364,404
Schibsted ASA, Class B	12,212	349,554
StatoilHydro ASA	35,913	621,848
		2,010,367
Pakistan — 0.1%
DG Khan Cement Co., Ltd.	686,300	1,253,905
Fauji Cement Co., Ltd.	701,000	237,703
Maple Leaf Cement Factory, Ltd.	417,000	419,110

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
Pakistan Telecommunication Co., Ltd.	530,500	$76,508
Pioneer Cement, Ltd.	224,000	229,424
		2,216,650
Panama — 0.0%
Copa Holdings SA	4,042	211,235
Philippines (The) — 0.2%
ABS-CBN Holdings Corp. – PDR (b)	2,060,018	2,072,404
Ayala Corp.	106,622	1,935,036
Cebu Air, Inc.	244,140	508,403
Cosco Capital, Inc.	1,307,711	216,713
DMCI Holdings, Inc.	1,230,413	331,432
Energy Development Corp.	1,623,000	191,006
First Gen Corp.	36,200	19,259
Jollibee Foods Corp.	104,151	535,978
Lopez Holdings Corp. (b)	5,370,150	885,519
SM Investments Corp.	31,062	640,968
		7,336,718
Poland — 0.0%
Asseco Poland SA	9,032	120,571
Russia — 1.2%
Aeroflot – Russian Airlines PJSC (a)(c)	833,900	1,117,756
Aeroflot – Russian Airlines PJSC MOEX (a)	808,430	1,083,616
Bank St Petersburg PJSC (b)	510,228	414,982
Bashneft PJSC	4,533	208,875
Etalon Group, Ltd. – GDR (e)	761,837	1,862,692
Federal Grid Co. Unified Energy System PJSC (a)(c)	3,814,057,830	9,264,347
Gazprom PAO (a)(c)	626,286	1,374,849
Gazprom PAO – SPADR	1,877,404	8,129,159
Gazprom PJSC – SPADR	88,597	382,619
Global Ports Investments plc – GDR (a)(b)(e)	380,393	1,065,100
Highland Gold Mining, Ltd.	363,592	508,462
Lenta, Ltd. – GDR (a)(e)	31,414	226,795
LSR Group PJSC – GDR (e)	14,026	39,457
Lukoil PJSC – SPADR	38,443	1,608,918
MD Medical Group Investments plc – GDR (e)	5,276	34,294
MMC Norilsk Nickel PJSC – ADR	18,980	252,652
Mobile Telesystems PJSC (a)(c)	439,423	1,683,030
Moscow Exchange MICEX-RTS PJSC (a)(c)	1,160,339	2,045,188
NOVATEK OAO – GDR (e)	1,171	119,671
Polymetal International plc	19,821	276,579
Protek OJSC (a)(c)	588,773	735,904
Rosneft PJSC – GDR (e)	48,813	250,476
Rushydro PJSC – ADR	6,616,921	6,052,782
Sberbank of Russia PJSC (a)(c)	457,492	959,509
Sberbank PAO – SPADR – OTC Shares	1,111,077	9,709,678
Sistema JSFC (a)(c)	476,800	152,684
Sistema JSFC – SPGDR – LSE Shares (e)	46,797	355,526
TMK PJSC	9,107	6,392
TMK PJSC – GDR (e)	62,734	171,359
X5 Retail Group NV – GDR (a)(e)	10,301	204,512
		50,297,863

	Number of Shares	Value
Singapore — 0.4%
Ascendas Real Estate Investment Trust – REIT	1,739,900	$3,214,301
China Xlx Fertiliser, Ltd. (b)	251,000	82,693
China Yuchai International, Ltd.	14,338	155,137
GL, Ltd.	112,200	69,282
Golden Agri-Resources, Ltd.	13,511,300	3,542,526
Great Eastern Holdings, Ltd. (b)	61,856	944,354
Haw Par Corp., Ltd.	4,900	32,746
Semb Corp Industries, Ltd.	920,900	1,939,595
Singapore Technologies Engineering, Ltd.	996,000	2,351,208
Singapore Telecommunications, Ltd.	1,217,800	3,765,964
Super Group, Ltd.	60,200	37,081
United Overseas Bank, Ltd.	227,814	3,145,833
		19,280,720
South Africa — 0.3%
African Bank Investments, Ltd. (a)(b)(c)	3,640,881	—
Anglo American Platinum, Ltd. (a)	11,845	295,784
Barloworld, Ltd.	78,708	394,755
Coronation Fund Managers, Ltd.	8,629	39,164
Discovery Holdings, Ltd.	65,114	543,340
Gold Fields, Ltd.	10,672	52,036
Hosken Consolidated Investments, Ltd. (b)	131,833	1,064,013
Impala Platinum Holdings, Ltd. (a)	992,095	3,190,886
Imperial Holdings, Ltd.	22,941	235,600
JSE Ltd.	69,699	870,637
Lewis Group, Ltd.	19,546	58,522
Liberty Holdings, Ltd.	170,645	1,404,141
Montauk Holdings, Ltd. (a)(b)	158,245	183,145
Naspers, Ltd.	1,870	286,535
Net 1 UEPS Technologies, Inc. (a)	9,997	99,870
Niveus Investments, Ltd. (b)	97,093	164,810
Peregrine Holdings, Ltd.	94,598	188,100
Pick n Pay Holdings, Ltd.	150,094	351,219
Raubex Group, Ltd.	74,129	97,676
Remgro, Ltd.	38,678	670,138
Santam, Ltd.	22,885	358,916
Sibanye Gold, Ltd.	790,983	2,706,141
Wilson Bayly Holmes-Ovcon, Ltd.	62,379	533,015
		13,788,443
South Korea — 1.1%
Able C&C Co., Ltd.	32,216	987,536
Austem Co., Ltd.	139,096	344,372
Chungdahm Learning, Inc.	8,709	142,242
CJ O Shopping Co., Ltd.	253	38,687
Daehan Steel Co., Ltd.	12,863	91,275
Daihan Pharmaceutical Co., Ltd.	1,397	36,254
Daou Technology, Inc.	74,698	1,524,432
DK UIL Co., Ltd.	18,292	154,482
Dongbu HiTek Co., Ltd. (a)	104,982	1,687,107
DongKook Pharmaceutical Co., Ltd.	12,891	805,937
Doosan Corp.	2,335	190,199
Doosan Heavy Industries & Construction Co., Ltd.	19,944	371,012
e-LITECOM Co., Ltd.	8,751	92,512

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
GS Home Shopping, Inc.	271	$40,342
Hana Financial Group, Inc.	10,560	214,507
Hanjin Heavy Industries & Construction Co., Ltd. (a)	134,720	471,324
Hanmi Semiconductor Co., Ltd.	9,762	118,929
HanmiGlobal Co., Ltd.	10,668	104,638
Hanshin Construction Co., Ltd. (a)	21,801	398,907
Hansol Paper Co., Ltd.	24,716	464,730
Hanwha Chemical Corp.	80,641	1,687,126
Hanwha Corp.	56,188	1,750,358
Hite Jinro Co., Ltd.	3,395	70,465
Hitejinro Holdings Co., Ltd.	1,607	18,757
HS R&A Co., Ltd.	11,742	350,110
Huons Global Co., Ltd.	15,063	793,028
Hyosung Corp.	1,875	204,742
Hyundai Corp.	21,794	440,017
Hyundai Hy Communications & Network Co., Ltd.	17,430	56,896
Hyundai Mobis Co., Ltd.	11,146	2,440,295
Hyundai Motor Co.	21,858	2,589,200
Il Dong Pharmaceutical Co., Ltd.	36,610	915,813
ISU Chemical Co., Ltd.	27,997	407,759
KB Financial Group, Inc.	2,396	68,351
Kia Motors Corp.	6,090	229,367
KM Corp.	63,710	323,299
Komelon Corp.	19,871	147,765
Korea United Pharm, Inc.	23,601	424,234
KT Corp.	130,472	3,359,402
KT Corp. – SPADR	197,270	2,813,070
KT Skylife Co., Ltd.	1,725	24,340
Kyungdong Pharm Co., Ltd.	12,889	201,108
LG Corp.	2,705	149,686
LG International Corp.	46,906	1,534,620
LG Uplus Corp.	9,408	89,044
Lotte Shopping Co., Ltd.	1,284	225,931
Maeil Dairy Industry Co., Ltd.	16,229	617,641
MAKUS, Inc.	74,788	284,423
Mando Corp.	1,476	279,251
Mcnex Co., Ltd.	26,744	365,463
Partron Co., Ltd.	184,160	1,697,234
Poongsan Corp.	23,669	604,410
Posco Daewoo Corp.	81,571	1,783,438
Pyeong Hwa Automotive Co., Ltd.	16,315	172,513
S-1 Corp.	2,075	194,560
Sam Chun Dang Pharm Co., Ltd.	22,625	207,980
Samjin Pharmaceutical Co., Ltd.	25,794	794,497
Samsung Electronics Co., Ltd.	783	974,724
Samsung Fire & Marine Insurance Co., Ltd.	115	26,320
Samsung SDI Co., Ltd.	596	56,349
Samyang Holdings Corp.	8,542	1,088,515
SeAH Steel Corp.	5,199	307,205
Sebang Co., Ltd.	1,883	27,060
Seoyon Co., Ltd.	26,205	246,456
Seoyon E-Hwa Co., Ltd.	34,058	381,919
Shinhan Financial Group Co., Ltd.	15,749	519,976
Shinsegae Engineering & Construction Co., Ltd.	6,822	265,521

	Number of Shares	Value
SK Hynix, Inc.	47,757	$1,357,348
SK Telecom Co., Ltd.	12,696	2,375,703
Soulbrain Co., Ltd.	16,139	782,188
Sung Woo Electronics Co., Ltd.	16,336	77,557
Sungwoo Hitech Co., Ltd.	110,236	743,643
Tongyang Life Insurance Co., Ltd.	53,374	471,696
Ubiquoss, Inc.	37,782	301,850
WiSoL Co., Ltd.	87,395	1,117,296
YeaRimDang Publishing Co., Ltd. (a)	8,053	34,807
		47,751,750
Spain — 0.4%
Acerinox SA	50,344	557,689
Amadeus IT Holding SA, Class A	184,157	8,067,641
Banco Bilbao Vizcaya Argentaria SA	19,460	111,517
Banco Santander SA	17,560	68,368
Fomento de Construcciones y Contratas SA (a)	39,295	330,783
Grifols SA	17,510	395,416
Iberdrola SA	564,309	3,811,670
Inditex SA	34,983	1,166,594
Inmobiliaria Colonial SA	72,163	52,293
Inmobiliaria del Sur SA (b)	8,262	76,188
Mediaset Espana Comunicacion SA	41,620	466,038
Realia Business SA (a)	260,449	285,179
Telefonica SA	228,936	2,188,298
Viscofan SA	15,189	841,201
		18,418,875
Sri Lanka — 0.0%
Dialog Axiata plc (b)	1,192,850	86,829
Sweden — 0.4%
Assa Abloy AB	165,007	3,382,135
Investor AB, Class B	12,960	433,551
Kinnevik AB	5,024	119,412
Modern Times Group AB, Class B	14,192	375,060
Nordea Bank AB	48,564	410,204
Sandvik AB	81,208	809,410
Svenska Handelsbanken AB	147,991	1,790,151
Swedish Match AB	10,817	375,910
Telefonaktiebolaget LM Ericsson, Class B	547,148	4,182,195
Telia Co. AB	999,042	4,712,977
		16,591,005
Switzerland — 0.8%
ABB, Ltd. – SIX Swiss Exchange (a)	285,711	5,627,512
Adecco Group AG	21,707	1,093,507
Cie Financiere Richemont SA	20,126	1,180,692
Cie Financiere Richemont SA – JSE Shares	19,967	115,078
DKSH Holding AG	750	49,098
Garmin, Ltd.	10,096	428,272
Geberit AG	5,833	2,203,444
Glencore Xstrata plc	276,336	564,592
Helvetia Holding AG	325	169,588
LafargeHolcim, Ltd. (a)	69,017	2,857,791
Logitech International SA	40,899	665,713
Luxoft Holding, Inc. (a)	1,870	97,277

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
Nestle SA	68,826	$5,308,941
Novartis AG	46,349	3,812,844
Oriflame Holding AG (a)	2,064	52,472
Roche Holding AG	11,326	2,990,410
Sonova Holding AG	4,632	615,420
Syngenta AG	11,116	4,272,728
UBS Group AG	75,854	981,445
		33,086,824
Taiwan — 0.8%
AcBel Polytech, Inc.	232,000	178,864
Alpha Networks, Inc.	25,000	14,520
Ampire Co., Ltd.	330,000	141,915
Apex Biotechnology Corp.	55,000	88,762
Ardentec Corp.	278,000	163,291
Basso Industry Corp.	307,000	874,495
Chang Wah Electromaterials, Inc.	21,000	62,552
Channel Well Technology Co., Ltd.	481,000	495,237
Chia Chang Co., Ltd.	52,000	34,657
China Metal Products	114,000	136,393
China Motor Corp.	22,000	16,638
ChipMOS TECHNOLOGIES Bermuda, Ltd.	56,135	1,016,605
Chroma ATE, Inc.	36,000	85,542
Cleanaway Co., Ltd.	124,000	668,225
Delta Electronics, Inc.	39,363	192,285
Dynapack International Technology Corp.	148,000	219,268
Excelsior Medical Co., Ltd.	195,000	312,145
Far Eastern Department Stores, Ltd.	81,000	43,711
Farglory Land Development Co., Ltd.	450,000	520,785
Getac Technology Corp.	763,000	537,542
Grand Ocean Retail Group, Ltd.	292,000	229,932
Grand Pacific Petrochemical	1,387,000	674,674
Great Wall Enterprise Co., Ltd.	619,000	566,058
Greatek Electronics, Inc.	252,000	295,450
Highwealth Construction Corp.	743,000	1,230,490
Hitron Technology, Inc.	2,151,000	1,460,782
Holiday Entertainment Co., Ltd.	4,000	6,720
Hon Hai Precision Industry Co., Ltd. – GDR (e)	55,680	280,228
Huaku Development Co., Ltd.	92,000	157,515
Kindom Construction Corp.	587,000	326,064
King Yuan Electronics Co., Ltd.	1,982,000	1,759,393
Kwong Lung Enterprise Co., Ltd.	58,000	87,457
Lien Hwa Industrial Corp.	138,000	90,189
Long Chen Paper Co., Ltd.	641,000	318,322
Longwell Co.	386,000	392,795
MediaTek, Inc.	204,000	1,557,695
Mega Financial Holding Co., Ltd.	2,559,167	1,935,239
Micro-Star International Co., Ltd.	1,105,000	2,038,081
Microlife Corp.	18,000	46,027
Min Aik Precision Industrial Co., Ltd.	31,292	54,587
Mirle Automation Corp.	27,000	35,589
Namchow Chemical Industrial Co., Ltd.	71,000	148,636
Qualipoly Chemical Corp.	318,000	353,927
Realtek Semiconductor Corp.	622,000	1,935,288
Ruentex Industries, Ltd.	62,642	94,448

	Number of Shares	Value
Sampo Corp.	325,000	$138,236
San Fang Chemical Industry Co., Ltd.	95,000	112,201
ShenMao Technology, Inc.	19,000	13,222
St Shine Optical Co., Ltd.	85,000	1,908,298
Sunnic Technology & Merchandise, Inc.	483,000	237,078
Sunonwealth Electric Machine Industry Co., Ltd.	601,000	393,764
Syncmold Enterprise Corp.	162,000	266,879
TaiDoc Technology Corp. (a)	93,000	435,093
Taiflex Scientific Co., Ltd.	5,000	5,539
Taiwan FU Hsing Industrial Co., Ltd.	204,000	325,195
Taiwan PCB Techvest Co., Ltd.	444,000	416,690
Taiwan Semiconductor Manufacturing Co., Ltd.	580,655	2,936,121
Taiwan Semiconductor Manufacturing Co., Ltd. – SPADR	66,880	1,754,262
Teco Electric and Machinery Co., Ltd.	315,689	266,721
Tong Yang Industry Co., Ltd.	1,158,000	1,728,691
TOPBI International Holdings, Ltd.	212,735	890,531
TYC Brother Industrial Co., Ltd.	126,000	103,348
Unitech Printed Circuit Board Corp.	269,000	88,267
Victory New Materials, Ltd. Co.	21,000	40,523
Wisdom Marine Lines Co., Ltd. (a)	50,000	53,459
Wistron Corp.	2,714,000	1,902,181
Yungshin Construction & Development Co., Ltd.	132,000	116,029
Yungtay Engineering Co., Ltd.	156,000	221,001
		36,232,347
Thailand — 0.2%
Advanced Info Service PCL	152,435	685,394
Advanced Information Technology PCL	117,100	96,639
Asia Plus Group Holdings PCL	2,388,800	225,692
Asian Marine Services PCL	994,400	89,422
Bangkok Bank PCL	143,554	661,803
Bangkok Bank PCL – Foreign Reg	63,800	294,126
Bangkok Chain Hospital PCL	2,234,936	788,651
Big Camera Corp. PCL	567,100	63,585
Karmarts PCL, Class F	1,173,577	320,613
Kasikornbank PCL	23,000	112,905
Kiatnakin Bank PCL, Class F	174,600	216,138
Land & Houses PCL	925,944	238,469
MBK PCL, Class F (b)	6,213,557	2,528,568
MCS Steel PCL, Class F	88,241	31,138
Quality Houses PCL, Class F	9,175,442	694,555
Sansiri PCL	15,590,531	820,788
Seafco PCL – Foreign Reg	147,100	45,629
Thai Union Group PCL, Class F	2,331,900	1,459,926
Thai Vegetable Oil PCL, Class F	591,900	539,010
Thanachart Capital PCL (b)	28,600	28,486
		9,941,537
Turkey — 0.1%
Albaraka Turk Katilim Bankasi AS	921,790	429,751
BIM Birlesik Magazalar AS	13,131	257,697
Celebi Hava Servisi AS	1,284	10,400
Goodyear Lastikleri TAS	122,473	141,383
Is Yatirim Menkul Degerler AS	48,842	16,642
KOC Holding AS	209,349	956,771

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	514,506	$1,084,572
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	378,703	274,735
Tekfen Holding AS	312,068	800,706
Tofas Turk Otomobil Fabrikasi AS	144,113	1,189,298
Torunlar Gayrimenkul Yatirim Ortakligi AS	246,353	436,588
Turk Traktor ve Ziraat Makineleri AS	16,421	480,041
Turkiye Garanti Bankasi AS	62,379	166,455
		6,245,039
Ukraine — 0.1%
MHP SA – GDR – LSE Shares (b)(e)	408,978	3,762,597
MHP SA – GDR – OTC Shares (b)(e)	121,472	1,123,165
		4,885,762
United Arab Emirates — 0.1%
Al Waha Capital PJSC	910,026	488,638
Dubai Investments PJSC	71,903	39,936
Emaar Malls Group PJSC	2,561,586	1,968,315
RAK Properties PJSC	563,217	92,584
		2,589,473
United Kingdom — 5.2%
3i Group plc	255,513	1,901,718
Admiral Group plc	39,138	1,068,248
AMEC Foster Wheeler plc	357,910	2,342,507
Anglo American plc – LSE Shares	207,872	2,018,637
Associated British Foods plc	12,984	470,775
AstraZeneca plc	4,965	295,561
Aviva plc	45,128	242,531
BAE Systems plc	177,095	1,241,773
Barclays plc	1,033,222	1,967,070
Barratt Developments plc	33,077	181,139
Belmond, Ltd. (a)	148,589	1,471,031
Berendsen plc	27,623	450,022
BHP Billiton plc	40,119	504,640
BP plc	1,156,342	6,752,264
British American Tobacco plc	2,210	143,806
British Land Co. plc – REIT	1,000,302	8,283,666
BT Group plc	5,282,496	29,169,128
Bunzl plc	74,464	2,303,208
Capita plc	124,114	1,594,144
Carnival plc	19,781	878,209
Centrica plc	26,344	79,535
Close Brothers Group plc	9,762	147,555
CNH Industrial NV – ISE Shares	179,324	1,303,755
Coca Cola European Partners	31,727	1,132,337
Compass Group plc	137,486	2,620,702
Daily Mail & General Trust plc, Class A	79,711	635,387
Delphi Automotive plc	7,897	494,352
Devro plc	91,079	314,393
Diageo plc	480,315	13,439,793
Dixons Carphone plc	66,422	288,355
easyJet plc	9,562	138,898
Enterprise Inns plc (a)	166,044	178,794
Fiat Chrysler Automobiles NV	43,818	270,490

	Number of Shares	Value
Fiat Chrysler Automobiles NV – NYSE Shares	104,574	$639,993
G4S plc	369,659	915,062
Gem Diamonds, Ltd.	248,995	418,493
GlaxoSmithKline plc	288,829	6,209,329
GVC Holdings plc	57,147	430,500
Hansteen Holdings plc – REIT	95,873	130,387
Hays plc	505,316	659,190
HomeServe plc	134,433	951,567
Howden Joinery Group plc	144,899	755,748
HSBC Holdings plc – LSE Shares	39,344	245,784
HSBC Holdings plc – SEHK Shares	314,514	1,931,959
Hummingbird Resources plc (a)(b)	322,316	96,532
ICAP plc	194,693	1,094,382
IG Group Holdings plc	67,316	727,900
IMI plc	7,415	95,817
Inchcape plc	21,450	180,047
Informa plc	62,653	613,581
InterContinental Hotels Group plc	218,941	8,135,592
International Consolidated Airlines Group SA	2,645,518	13,243,135
International Personal Finance plc	130,357	498,279
Intertek Group plc	53,303	2,489,085
ITV plc	618,436	1,493,914
J D Wetherspoon plc	19,949	188,815
John Wood Group plc	15,839	145,215
Jupiter Fund Management plc	68,795	339,166
Just Eat plc (a)	69,276	395,254
Kingfisher plc, Class A	587,923	2,537,778
Liberty Global plc, Class A (a)	86,535	2,514,985
Liberty Global plc, Class C (a)	76,639	2,194,121
Liberty Global plc LiLAC, Class A (a)	19,932	643,034
Liberty Global plc LiLAC, Class C (a)	13,352	433,587
Lloyds Banking Group plc	36,729,103	27,008,022
McCarthy & Stone plc (d)	45,792	104,768
Merlin Entertainments plc (d)	233,683	1,387,948
Michael Kors Holdings, Ltd. (a)	45,131	2,233,082
Michael Page International plc	128,856	518,561
Michelmersh Brick Holdings plc (b)	1,465,781	1,201,084
Millennium & Copthorne Hotels plc	18,931	100,532
Moneysupermarket.com Group plc	123,996	448,340
National Express Group plc	32,345	127,535
National Grid plc	18,235	268,155
Next plc	7,700	515,141
Non-Standard Finance plc (a)(d)	153,312	117,781
Northgate plc	19,952	86,808
Old Mutual plc – LSE Shares	169,706	457,444
Paragon Group of Co. plc	126,715	410,808
Petrofac, Ltd.	9,716	100,978
Pets at Home Group plc	123,747	385,260
Provident Financial plc	39,250	1,213,217
Reckitt Benckiser Group plc	88,404	8,893,936
RELX plc	87,093	1,604,747
Rightmove plc	49,529	2,414,538
Rio Tinto plc	33,279	1,028,658
Rolls Royce Holdings plc (a)	8,234,864	10,963

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Shares	Value
Rolls Royce Holdings plc – LSE Shares (a)	205,017	$1,946,793
Rotork plc	42,791	122,845
Royal Bank of Scotland Group plc (a)	111,649	262,947
Sage Group plc (The)	808,445	7,030,480
Serco Group plc (a)	526,229	783,352
Sky plc	28,847	327,422
Smith & Nephew plc	32,269	547,263
Spectris plc	22,556	549,199
SSP Group plc	201,380	750,587
St James's Place plc	42,085	450,780
Stagecoach Group plc	168,475	519,334
Standard Chartered plc – LSE	46,911	356,826
Standard Chartered plc – SEHK	366,900	2,752,138
TalkTalk Telecom Group plc	51,807	151,834
Telit Communications plc	75,089	244,954
Tesco plc (a)	1,284,853	3,005,923
Thomas Cook Group plc (a)	421,406	355,262
Travis Perkins plc	4,347	86,964
Tungsten Corp. plc (a)	62,126	37,841
Unilever plc	309,712	14,855,978
Vodafone Group plc	351,050	1,068,663
WH Smith plc	41,503	880,573
Willis Towers Watson plc	11,437	1,421,733
WPP plc	49,536	1,028,501
		225,849,152
Vietnam — 0.0%
Luks Group Vietnam Holdings Co., Ltd. (b)	1,682,000	577,043
Total Foreign Common Stocks (Cost $1,453,632,332)		1,457,936,268
Total Common Stocks (Cost $2,406,428,135)		2,452,947,334
Participation Notes — 0.9%
HSBC Bank plc, Han's Laser Technology Industry Group Co., Ltd. Equity Linked Notes, Expiring 03/18/19 (China) (a)(c)(d)	670,600	2,323,285
HSBC Bank plc, Hangzhou Robam Appliances Co. Equity Linked Notes, Expiring 06/20/19 (China) (a)(c)(d)	880,200	4,893,754
HSBC Bank plc, Henan Shuanghui Investment & Development Co., Ltd. Equity Linked Notes, Expiring 06/12/23 (China) (a)(c)(d)	1,020,100	3,218,325
HSBC Bank plc, Kingenta Ecological Engineering Group Co., Ltd. Equity Linked Notes, Expiring 12/17/18 (China) (a)(c)(d)	583,400	711,201
HSBC Bank plc, Suofeiya Home Collection co., Ltd. Equity Linked Notes, Expiring 04/25/17 (China) (a)(c)(d)	63,400	536,715
HSBC Bank plc, Zhejiang IDC Fluid Control Co., Ltd. Equity Linked Notes, Expiring 06/20/19 (China) (a)(c)(d)	45,400	196,897
Morgan Stanley Asia Products Limited, Midea Group Co., Ltd. Equity Linked Notes, Expiring 07/03/18 (China) (a)(c)(d)	429,500	1,543,486

	Number of Shares	Value
UBS AG, Beijing Originwater Technology Co., Ltd. Equity Linked Notes, Expiring 04/27/17 (China) (a)(c)(d)	1,387,948	$3,131,598
UBS AG, Luxshare Precision Industry Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (a)(c)(d)	515,935	1,534,217
UBS AG, Chaozhou Three-circle Group Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (a)(c)(d)	286,541	781,837
UBS AG, China Merchants Shekou Industrial Zone Holdings Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (a)(c)(d)	1,329,642	2,864,552
UBS AG, Chongqing Changan Automobile Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (a)(c)(d)	1,082,667	2,233,919
UBS AG, Hangzhou Hikvision Digital Technology Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (a)(c)(d)	1,079,475	3,511,774
UBS AG, Huadong Medicine Co., Ltd. Equity Linked Notes, Expiring 01/17/17 (China) (a)(c)(d)	274,030	2,786,203
UBS AG, Wangsu Science & Technology Co., Ltd. Equity Linked Notes, Expiring 07/17/17 (China) (a)(c)(d)	425,118	4,324,406
UBS AG, Midea Group Co., Ltd. Equity Linked Notes, Expiring 01/17/17 (China) (a)(c)(d)	984,024	3,536,269
Total Participation Notes (Cost $37,828,150)		38,128,438

	Number of Contracts	Value
Rights — 0.0%
Acerinox SA, Expiring 07/13/16 (Spain) (a)	50,344	$25,365
Hansol Paper Co., Ltd., Expiring 07/29/16 (South Korea) (a)	4,306	9,936
Total Rights (Cost $24,924)		35,301
Warrants — 0.1%
American International Group, Inc., Expiring 01/19/21 (United States) (a)	49,608	927,174
Bank of America Corp., Expiring 01/16/19 (United States) (a)	249,107	866,892
Capital One Financial Corp., Expiring 11/14/18 (United States) (a)	5,438	129,642
JPMorgan Chase & Co., Expiring 10/28/18 (United States) (a)	10,215	206,854
OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (a)	114,260	7,652
PNC Financial Services Group, Inc. (The), Expiring 12/31/18 (United States) (a)	4,842	84,348
Tamburi Investment Partners SpA, Expiring 06/30/20 (Italy) (a)(b)	29,370	13,037
Wells Fargo & Co., Expiring 10/28/18 (United States) (a)	5,850	79,677
Total Warrants (Cost $3,327,333)		2,315,276

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Principal Amount	Value
Convertible Bonds — 0.0%
Energy — 0.0%
Chesapeake Energy Corp. 2.250%, 12/15/38 (Cost $455,969)	$1,607,000	$1,293,635
Corporate Bonds — 0.1%
Energy — 0.1%
Chesapeake Energy Corp. 6.500%, 08/15/17	230,000	215,625
Chesapeake Energy Corp. (FRN) 3.878%, 04/15/19	4,038,000	3,038,595
Total Energy (Cost $2,212,939)		3,254,220
Total Corporate Bonds (Cost $2,212,939)		3,254,220
US Treasury Bonds/Notes — 10.5%
US Treasury Inflation Indexed Note 0.125%, 04/15/19	21,172,046	21,619,475
US Treasury Inflation Indexed Note 1.375%, 01/15/20	15,332,764	16,370,715
US Treasury Inflation Indexed Note 0.125%, 04/15/20	33,199,725	33,961,426
US Treasury Inflation Indexed Note 1.250%, 07/15/20	1,974,474	2,121,685
US Treasury Inflation Indexed Note 1.125%, 01/15/21	6,998,912	7,485,735
US Treasury Inflation Indexed Note 0.125%, 04/15/21	7,570,125	7,756,418
US Treasury Inflation Indexed Note 0.625%, 07/15/21	21,153,702	22,262,897
US Treasury Inflation Indexed Note 0.125%, 01/15/22	7,609,968	7,755,828
US Treasury Inflation Indexed Note 0.125%, 07/15/22	22,282,583	22,784,521
US Treasury Note 0.500%, 03/31/17	39,650,000	39,653,489
US Treasury Note 0.625%, 04/30/18	39,980,000	40,006,547
US Treasury Note 1.625%, 04/30/19	39,110,000	40,109,143
US Treasury Note 1.375%, 05/31/20	39,750,000	40,479,770
US Treasury Note 2.250%, 03/31/21	38,590,000	40,834,549
US Treasury Note 1.750%, 04/30/22	40,190,000	41,524,429
US Treasury Note 1.500%, 03/31/23	42,903,000	43,521,404
US Treasury Note 2.250%, 11/15/25	25,000,000	26,671,875
Total US Treasury Bonds/Notes (Cost $446,775,225)		454,919,906

	Number of Shares	Value
Acquired Funds — 12.7%
Exchange-Traded Fund (ETF) — 1.0%
Vanguard FTSE Developed Markets ETF	1,259,418	$44,533,021
Private Investment Funds(f) — 11.7%
Canyon Value Realization Fund, LP (a)(b)(c)(g)		75,598,597

	Number of Shares	Value
Convexity Capital Offshore, LP (a)(b)(c)(g)	599,125	$53,300,588
Farallon Capital Institutional Partners, LP (a)(b)(c)(g)		3,810,663
Hudson Bay International, Ltd. (a)(b)(c)(g)	1,406,377	135,473,352
Lansdowne Developed Markets Fund, Ltd. (a)(b)(c)(g)	258,634	157,002,683
Latimer Light Partners, LP(a)(b)(c)(g)	504,039	48,606,463
Lone Cascade, LP (a)(b)(c)(g)		28,178,644
OZ Domestic Partners, LP (a)(b)(c)(g)		442,682
QVT Roiv Hldgs Onshore Ltd. (a)(b)(c)(g)	31,142	2,472,279
		504,885,951
Total Acquired Funds (Cost $452,348,740)		549,418,972
Publicly Traded Limited Partnerships — 1.0%
Antero Midstream Partners LP	96,799	2,697,788
Boardwalk Pipeline Partners LP	141,124	2,462,614
Cheniere Energy Partners LP Holdings LLC	176,112	3,509,912
Delek Logistics Partners LP	83,286	2,224,569
Enterprise Products Partners LP	156,400	4,576,264
EQT Midstream Partners LP	46,749	3,753,945
KKR & Co., LP	39,180	483,481
Lazard Ltd.	44,460	1,324,019
NextEra Energy Partners LP	44,769	1,360,082
Shell Midstream Partners LP	147,214	4,974,361
Sunoco Logistics Partners LP	104,376	3,000,810
Sunoco LP	126,724	3,795,384
Valero Energy Partners LP	98,934	4,650,887
Western Refining Logistics LP	158,787	4,158,632
Total Publicly Traded Limited Partnerships (Cost $42,471,004)		42,972,748
Preferred Stocks — 0.4%
Banco do Estado do Rio Grande do Sul SA, 10.06% (Brazil)	427,043	1,135,307
Bancolombia SA, 3.36% (Colombia)	46,941	409,486
Centrais Eletricas Brasileiras SA, 0.00% (Brazil) (a)	1,830,800	10,036,543
Hyundai Motor Co., Ltd., 3.23% (South Korea)	3,137	263,283
Hyundai Motor Co., Ltd., 3.25% (South Korea)	7,547	620,243
Itausa – Investimentos Itau SA, 4.56% (Brazil)	105,926	250,281
LG Electronics, Inc., 1.55% (South Korea)	1,131	28,383
Marcopolo SA, 0.00% (Brazil) (a)	46,833	34,990
Porsche Automobil Holding SE, 2.24% (Germany)	8,836	407,084
Samsung Electronics Co., Ltd., 1.73% (South Korea)	3,443	3,554,491
Samsung SDI Co., Ltd., 1.69% (South Korea)	858	46,388
Sberbank of Russia PJSC, 2.17% (Russia)	709,321	1,007,272
Volkswagen AG, 0.14% (Germany)	7,622	916,038
Total Preferred Stocks (Cost $13,970,489)		18,709,789

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

	Number of Contracts	Value
Purchased Option Contracts — 0.0%
Calls — 0.0%
Dynavax Technologies Corp. Strike Price $22.00, Expiring 12/30/16 (United States)	66,500	$166,400
Valeant Pharmaceuticals International, Inc., Strike Price $27.50, Expiring 01/20/17 (United States)	205,000	565,800
WR Grace & Co. Strike Price $82.50, Expiring 09/16/16 (United States)	96,500	53,075
Total Calls (Cost $1,374,054)		785,275
Puts — 0.0%
Tenet Healthcare Corp. Strike Price $29.00, Expiring 08/19/16 (United States) (Cost $372,142)	126,000	333,900
Total Purchased Option Contracts (Cost $1,746,196)		1,119,175

	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (a)(b)(c)(g) (Cost $0)	260,322	$286,354

	Principal Amount	Value
Short-Term Investments — 12.1%
Repurchase Agreement — 7.0%
Fixed Income Clearing Corp. issued on 06/30/16 (proceeds at maturity $305,117,768) (collateralized by US Treasury Notes, due 11/30/19 through 01/31/21 with a total par value of $305,030,000 and a total market value of $311,226,027) 0.030%, 07/01/16 (Cost $305,117,514)	$305,117,514	$305,117,514
US Treasury Bills (h) — 5.1%
US Treasury Bill, due on 08/25/16	50,000,000	49,964,823
US Treasury Bill, due on 09/01/16	25,000,000	24,990,000
US Treasury Bill, due on 09/22/16	25,000,000	24,986,100
US Treasury Bill, due on 10/06/16	50,000,000	49,965,500
US Treasury Bill, due on 10/13/16 (i)	50,000,000	49,966,400
US Treasury Bill, due on 11/03/16	20,000,000	19,983,180
Total US Treasury Bills (Cost $219,805,026)		219,856,003
Total Short-Term Investments (Cost $524,922,540)		524,973,517
Total Investments — 94.4% (Cost $3,932,511,644)		4,090,374,665
Other Assets in Excess of Liabilities — 5.6%		242,043,588
Net Assets — 100.0%		$4,332,418,253

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
	Equity-Related
807	September 2016 S&P 500 e-Mini Index	$83,743,150	$84,339,570	$596,420

	Short Financial Futures Contracts
	Foreign Currency-Related
(1,057)	September 2016 Japanese Yen	(123,744,266)	(128,253,738)	(4,509,472)
				$(3,913,052)

Written Options

	Number of Contracts	Value
Calls — 0.0%
Dynavax Technologies Corp. Strike Price $28.00, Expiring 12/30/2016	(66,500)	$(117,404)
Tenet Healthcare Corp. Strike Price $31.00, Expiring 08/19/2016	(126,000)	(75,600)
Valeant Pharmaceuticals International, Inc., Strike Price $42.50, Expiring 01/20/2017	(205,000)	(147,600)
Total Calls (Premiums received $592,027)		$(340,604)

	Number of Contracts	Value
Puts — 0.0%
Dynavax Technologies Corp. Strike Price $15.00, Expiring 10/21/2016	(66,500)	$(199,500)
Tenet Healthcare Corp. Strike Price $24.00, Expiring 08/19/2016	(126,000)	(81,900)
WR Grace & Co. Strike Price $67.50, Expiring 01/20/2017	(96,500)	(292,395)
Total Puts (Premiums received $405,666)		$(573,795)
Total Written Options (Premiums received $997,693)		$(914,399)

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2016

ADR	American Depositary Receipt
ASE	American Stock Exchange
BATS	Better Alternative Trading System
CVA	Certification Van Aandelen
EN	Euronext
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of June 30, 2016.
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
ISE	Italian Stock Exchange
JSE	Johannesburg Stock Exchange
LSE	London Stock Exchange
MOEX	Moscow Exchange
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

*	Approximately 7% of the fund's total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $560,862,777, which represents 13.0% of the fund's net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures approved by the board of trustees.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(f)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2016. These positions are therefore grouped into their own industry classification.
(g)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2016, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	$23,797,935	$75,598,597
Convexity Capital Offshore, LP	Relative Value	02/16/06 – 04/01/13	72,000,000	53,300,588
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 – 04/01/13	3,081,229	3,810,663
Hudson Bay International, Ltd.	Relative Value	07/01/14	140,637,724	135,473,352
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 – 04/01/13	96,049,493	157,002,683
Latimer Light Partners, LP	Long-Short Global	10/01/15 – 01/01/16	50,000,000	48,606,463
Lone Cascade, LP, Class J	Global Equity	01/03/12 – 01/01/13	17,456,184	28,178,644
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	442,682
QVT Roiv Hldgs Onshore Ltd.	Multi-Strategy	01/01/16	3,114,245	2,472,279
				504,885,951
Disputed Claims Receipt
AMR Corp.		12/09/13	—	286,354
Total (11.7% of Net Assets)				$505,172,305
(h)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(i)	Security or a portion thereof is held as initial margin for financial futures.

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2016
Assets
Investments in securities, at value (cost: $3,627,394,130)	$3,785,257,151
Repurchase agreements (cost: $305,117,514)	305,117,514
Total investments (cost: $3,932,511,644)	4,090,374,665
Cash	507,646
Cash denominated in foreign currencies (cost: $15,768,671)	15,949,418
Total Cash	16,457,064
Advance purchase of investments	95,000,000
Deposit with brokers for collateral	11,062,013
Due from broker for futures variation margin	2,148,317
Prepaid expenses	22,284
Deposits with brokers for securities sold short	14,464
Receivables:
Investment securities sold	159,607,971
Dividends and tax reclaims	5,445,168
Interest	1,096,252
Total Assets	4,381,228,198
Liabilities
Foreign currencies sold short, at value (proceeds $26,743)	26,745
Options written, at value (premium received $997,693)	914,399
Payables:
Capital stock redeemed	20,197,915
Investment securities purchased	15,385,507
Distributions	6,897,609
Money manager fees	2,985,879
Accrued expenses and other liabilities	1,568,015
Investment advisory and administrative fees	833,876
Total Liabilities	48,809,945
Net Assets	$4,332,418,253
Shares Outstanding (unlimited authorized shares, par value $0.001)	303,147,144
Net Asset Value Per Share	$14.29
Net Assets Consist of:
Capital stock	$4,462,583,233
Distributions in excess of net investment income	(140,802,163)
Accumulated net realized loss on investments	(143,265,810)
Net unrealized appreciation on investments and foreign currencies	153,902,993
$4,332,418,253

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Operations (Unaudited)

Six Months Ended June 30, 2016
Investment Income
Dividends (net of foreign withholding taxes of $2,318,073)	$39,515,197
Interest	2,994,275
Total Investment Income	42,509,472
Expenses
Money manager fees	6,780,993
Investment advisory fees	4,763,323
Fund administration fees	2,843,442
Dividends and interest on securities sold short	1,026,431
Administrative fees	451,905
Professional fees	206,886
Chief compliance officer fees	109,014
Miscellaneous fees and other	179,172
Total Expenses	16,361,166
Net Investment Income	26,148,306
Net Realized Gain (Loss) from:
Investments (net of foreign withholding taxes on capital gains of $20,380)	(32,948,981)
Securities sold short	(5,894,315)
Swap contracts	792,073
Financial futures contracts	(15,154,987)
Forward currency contracts and foreign currency-related transactions	(1,512,208)
Options written	1,307,625
Net Realized Loss	(53,410,793)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	61,403,328
Net Realized and Unrealized Gain on Investments and Foreign Currencies	7,992,535
Net Increase in Net Assets Resulting from Operations	$34,140,841

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets From Operations
Net investment income	$26,148,306	$37,089,742
Net realized gain (loss) on investments and foreign currencies	(53,410,793)	155,972,579
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	61,403,328	(273,492,937)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,140,841	(80,430,616)
Distributions
From net investment income	(27,664,085)	(70,719,253)
From net realized gains	—	(171,416,627)
Return of capital	—	(33,800,548)
Decrease in Net Assets Resulting from Distributions	(27,664,085)	(275,936,428)
Capital Share Transactions
Proceeds from shares sold	40,430,967	193,844,603
Proceeds from distributions reinvested	14,944,517	165,935,356
Entry/exit fees	3,014,576	5,615,932
Cost of shares redeemed	(570,136,229)	(928,658,898)
Net Decrease From Capital Share Transactions	(511,746,169)	(563,263,007)
Total Decrease in Net Assets	(505,269,413)	(919,630,051)
Net Assets
Beginning of period	4,837,687,666	5,757,317,717
End of period	$4,332,418,253	$4,837,687,666
Including distributions in excess of net investment income	$(140,802,163)	$(139,286,384)
Capital Share Transactions (in shares)
Shares sold	2,846,587	12,539,747
Shares reinvested	1,046,787	11,398,382
Shares redeemed	(40,114,029)	(60,665,002)
Net Decrease	(36,220,655)	(36,726,873)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2016
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$34,140,841
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(1,117,096,297)
Investments sold	1,960,774,897
Purchases to cover securities sold short	(126,843,018)
Securities sold short	26,123,392
(Purchase)/Sale of short term investments, net	(235,065,549)
Amortization (accretion) of discount and premium, net	116,532
(Increase)/decrease in advance purchase of investments	(95,000,000)
(Increase)/decrease in deposit with brokers for securities sold short	69,606,176
(Increase)/decrease in deposit with brokers for collateral	(11,062,013)
(Increase)/decrease in due from broker for futures variation margin	(3,709,554)
(Increase)/decrease in interest receivable	164,793
(Increase)/decrease in receivable for dividends and tax reclaims	492,047
(Increase)/decrease in prepaid expenses	45,464
Increase/(decrease) in premium received on written option contracts, net	997,693
Increase/(decrease) in payable for foreign currencies sold short	(28,865,664)
Increase/(decrease) in payable for money manager fees	(3,663,350)
Increase/(decrease) in dividends and interest for securities sold short	(442,031)
Increase/(decrease) in expenses and other liabilities	(257,832)
Increase/(decrease) in payable for investment advisory and administrative fees	(130,513)
Net realized (gain) loss from investments	38,843,296
Net change in unrealized (appreciation) depreciation on investments	(62,690,593)
Net cash provided by (used in) operating activities	446,478,717
Cash flows provided by (used in) financing activities
Distributions paid to shareholders	(5,821,959)
Proceeds from shares sold	40,634,137
Payment for shares redeemed	(547,126,909)
Net cash provided by (used in) financing activities	(512,314,731)
Net increase (decrease) in cash	(65,836,014)
Cash at beginning of period	82,293,078
Cash at end of period	$16,457,064
Non cash financing activities not included herein consist of reinvestment of distributions of:	$14,944,517

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

1.  Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2016, TIP consisted of two mutual funds, TIFF Multi-Asset Fund (“MAF” or the “fund”) and TIFF Short-Term Fund, each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to MAF.

Investment Objective

The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.  Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value. The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the “board”).

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. The TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

interests in private investment funds at “fair value.” If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$1,151,428,483	$1,301,518,851	$—	$2,452,947,334
Participation Notes	—	38,128,438	—	38,128,438
Rights	—	35,301	—	35,301
Warrants	2,294,587	20,689	—	2,315,276
Convertible Bonds	—	1,293,635	—	1,293,635
Corporate Bonds	—	3,254,220	—	3,254,220
US Treasury Bonds/Notes	454,919,906	—	—	454,919,906
Exchange-Traded Funds and Mutual Funds	44,533,021	—	—	44,533,021
Private Investment Funds	—	—	504,885,951	504,885,951
Publicly Traded Limited Partnerships	42,972,748	—	—	42,972,748
Preferred Stocks*	—	18,709,789	—	18,709,789
Purchased Options	1,119,175	—	—	1,119,175
Disputed Claims Receipt	—	—	286,354	286,354
Short-Term Investments	524,973,517	—	—	524,973,517
Total Investments in Securities	2,222,241,437	1,362,960,923	505,172,305	4,090,374,665
Financial Futures Contracts – Equity Risk	596,420	—	—	596,420
Total Other Financial Instruments	596,420	—	—	596,420
Total Assets	$2,222,837,857	$1,362,960,923	$505,172,305	$4,090,971,085

Liabilities
Financial Futures Contracts – Foreign Currency Risk	$(4,509,472)	$—	$—	$(4,509,472)
Written Options – Equity Risk	(914,399)	—	—	(914,399)
Total Other Financial Instruments	(5,423,871)	—	—	(5,423,871)
Total Liabilities	$(5,423,871)	$—	$—	$(5,423,871)
*	Securities categorized as Level 2 primarily include listed foreign equities whose values have been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2016.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Balance as of June 30, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 06/30/16 for the period ended 06/30/16
Common Stocks*	$—	$—	$—	$—	$—	$—	$—	$—
Disputed Claims Receipt	426,928	—	—	(140,574)	—	—	286,354	(140,574)
Private Investment Funds	855,166,550	—	38,399,794	(62,365,723)	13,114,245	(339,428,915)	504,885,951	(83,073,776)
Total	$855,593,478	$—	$38,399,794	$(62,506,297)	$13,114,245	$(339,428,915)	$505,172,305	$(83,214,350)
*	There are Common Stocks categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Corporate Bonds, and Disputed Claims Receipt.  Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds.  Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of June 30, 2016	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks, Corporate Bonds and Disputed Claims Receipt	$—	Last market price	Discount (%)	100%	100%
	286,354	Corporate action model	Future claim awards	—	—
Private Investment Funds	504,885,951	Adjusted net asset value	Manager estimates Market returns*	(4.06)% – 0.16% (15.74)% – 11.85%	(1.88)% 1.59%
*	Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Disputed Claims Receipt.  The methodology and unobservable inputs in the above chart reflect the methodology and significant unobservable inputs of securities held at period ended June 30, 2016. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds.  The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended June 30, 2016. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
Multi-Strategy (a)(b)	$82,324,221	daily, quarterly, annually	2 – 65 days
Long-Short Global (c)	205,609,146	quarterly, semi-annually, 3 year rolling	45 – 90 days
Relative Value (d)	188,773,940	quarterly	65 – 90 days
Global Equity (e)	28,178,644	quarterly	30 days
Total	$504,885,951
(a)	This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.
(b)	This strategy includes $6,725,624 of redemption residuals that are illiquid.
(c)	This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.
(d)	This strategy entails the construction of portfolios seeking to exploit price differences between similar securities through both long and short positions.
(e)	This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2012 - December 31, 2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Expenses

Expenses directly attributable to MAF are charged to the fund’s operations; expenses that are applicable to all TIP funds are allocated based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.

MAF has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of the fund’s net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;
(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.

The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

3.  Derivatives and Other Financial Instruments

During the period ended June 30, 2016, the fund invested in derivatives, such as but not limited to futures, purchased and written options, and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions, which are out of control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund’s exposures, generally the fund’s holdings of futures at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period. The fund’s trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps, and generally uses them in the following ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds and 3) to gain long-term exposures to the total returns of investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade. The fund gradually reduced its holdings of swaps during the period and did not hold swaps at the end of the period.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund,

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index or a portfolio of securities and other instruments. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund’s holdings of options at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

For the period ended June 30, 2016, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2015	—	$—
Options written	2,276,600	3,386,478
Options terminated in closing purchase transactions	(1,565,100)	(2,372,458)
Options expired	(25,000)	(16,327)
Options assigned	—	—
Options outstanding at June 30, 2016	686,500	$997,693

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund’s holdings of forward currency contracts at the end of the period are indicative of the types of positions held throughout the period.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

The fund may invest in interest only securities (“IOs”), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Derivative Disclosure

The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at period-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.

At June 30, 2016, the fund’s derivative assets and liabilities (by contract type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	$1,119,175	$—
Futures Contracts	596,420	(4,509,472)
Written Options	—	(914,399)
Total derivative assets and liabilities	1,715,595	(5,423,871)
Derivatives not subject to a netting provision or similar arrangement	1,715,595	(5,423,871)
Total assets and liabilities subject to a netting provision or similar arrangement	$—	$—

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of June 30, 2016. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2016, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives
Purchased Options	Investments, at value	$—	$—	$1,119,175	$1,119,175
Financial Futures Contracts	Variation margin*	—	—	596,420	596,420
Total Value – Assets		$—	$—	$1,715,595	$1,715,595
Liability Derivatives
Written Options	Investments, at value	$—	$—	$(914,399)	$(914,399)
Financial Futures Contracts	Variation margin*	—	(4,509,472)	—	(4,509,472)
Total Value – Liabilities		$—	$(4,509,472)	$(914,399)	$(5,423,871)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2016, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) from Investments	$—	$—	$(1,131,204)	$(1,131,204)
Written Options	Net realized gain (loss) from Options Written	—	—	1,307,625	1,307,625
Swap Contracts	Net realized gain (loss) from Swaps contracts	—	—	792,073	792,073
Forward Currency Contracts	Net realized gain (loss) from Forward currency contracts	—	(16,417)	—	(16,417)
Financial Futures Contracts	Net realized gain (loss) from Financial futures contracts	(532,768)	(16,844,492)	2,222,273	(15,154,987)
Total Realized Gain (Loss)		$(532,768)	$(16,860,909)	$3,190,767	$(14,202,910)

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2016, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	$—	$—	$(627,021)	$(627,021)
Written Options	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	—	—	83,294	83,294
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	—	—	429,074	429,074
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	104,549	(3,346,321)	(742,024)	(3,983,796)
Total Change in Appreciation (Depreciation)		$104,549	$(3,346,321)	$(856,677)	$(4,098,449)

4.  Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the fund and their fee terms during the six months ended June 30, 2016, were as follows:

	Minimum	Maximum
AJO, LP (a)	0.10%	0.50%
AJO, LP – EM (a)	0.00%	1.62%
Amundi Smith Breeden LLC – Beta (b)	0.02%	0.03%
Amundi Smith Breeden LLC – High Alpha (c)	0.25%	(c)
Brookfield Investment Management Inc. (a)	0.50%	2.50%
Fundsmith, LLP (b)	0.90%	0.90%
Glenhill Capital Advisors, LLC (d)	0.65%	(d)
Hosking Partners LLP (e)	0.28%	(e)
Kopernik Global Investors, LLC (f)	0.10%	(f)
Lansdowne Partners (UK) LLC (b)	0.80%	0.80%
Marathon Asset Management, LLP – EM (g)	0.35%	(g)
Marathon Asset Management, LLP – EAFE (a)	0.15%	1.60%
Mission Value Partners, LLC (h)	0.25%	(h)
Mondrian Investment Partners Limited (b)	0.30%	0.43%
Neuberger Berman Asia Limited (b)	0.60%	0.90%
Shapiro Capital Management LLC (a)	0.50%	0.95%
Southeastern Asset Management, Inc. (b)	0.75%	0.75%
TB Alternative Assets Ltd (i)	0.75%	(i)
TPH Asset Management LLC (j)	0.65%	(j)
(a)	Money manager receives a fee that is based on performance.
(b)	Money manager receives a fee that is based on assets under management, irrespective of performance. For those money managers whose fee agreements include breakpoints, the minimum and maximum reflect the last level and the first level of the breakpoints, respectively.
(c)	Amundi Smith Breeden High Alpha Account’s compensation entails an asset-based fee schedule with breakpoints of 0.30% and 0.25%, and a performance fee, pursuant to which Amundi Smith Breeden will receive up to 10% of a performance accrual account which accumulates 20% of the net appreciation or depreciation earned over a specific hurdle generated by the portfolio for each calendar month.
(d)	Glenhill’s compensation entails an asset-based fee schedule with breakpoints between 0.75% and 0.55%, and a performance fee, pursuant to which Glenhill will receive 15% of the amount of appreciation generated by the portfolio over a specified hurdle, subject to a high-water mark.
(e)	Hosking’s compensation entails an asset-based fee of 0.28%, and a performance fee, pursuant to which Hosking will receive 18% of the amount by which the annualized return generated by the portfolio exceeds that of a specified benchmark, measured over a rolling sixty month period, multiplied by the average daily net asset value of the portfolio over the same sixty month period.
(f)	Currently Kopernik’s compensation entails an asset-based fee of 0.10%, and a performance fee, pursuant to which Kopernik will receive 20% of appreciation earned over a specified hurdle. Prior to June 1, 2016, compensation entailed an asset-based fee schedule with break points between 0.65% and 0.50%.
(g)	Marathon’s compensation for its EM account entails an asset based fee of 0.35% per year and a performance fee, pursuant to which Marathon will receive 20% of the amount by which the annualized return generated by the portfolio exceeds that of a specified benchmark, measured over a rolling thirty-six month period, multiplied by the average net asset value of the portfolio over the same thirty-six month period, subject to a high-water mark.
(h)	Mission Value Partners’ compensation entails an asset-based fee schedule with breakpoints between 1.00% and 0.25%, and a performance fee. For the performance fee, Mission Value Partners will receive the lesser of (i) 10% of the amount by which the annualized return generated by the portfolio exceeds that of a specified benchmark plus a spread, measured over a rolling thirty-six month period, or (ii) 1.00%, multiplied by the average daily net asset value of the portfolio over the same thirty-six month period.
(i)	TB’s compensation entails an asset-based fee of 0.75%, and a performance fee, pursuant to which TB will receive 15% of appreciation earned over a specified hurdle.
(j)	TPH’s compensation entails an asset-based fee of 0.65%, and a performance fee, pursuant to which TPH will receive 20% of appreciation earned over the greater of a specified hurdle, or a high-water mark.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to the fund under a Services Agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations.

TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets.

TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board, received compensation of $24,430 from MAF for the period ended June 30, 2016, for service as independent chair. As of June 30, 2016, $12,150 remained payable on the Statement of Assets and Liabilities.

5.  Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2016, were as follows:

	Purchases	Sales
Non-US Government Securities	$1,042,998,889	$1,980,689,751
US Government Securities	197,185,023	136,003,072

6. Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2016 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at June 30, 2016, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$434,342,968	$(500,608,356)	$(66,265,388)	$4,156,640,053

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts, and marked-to-market of investments in passive foreign investment companies.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2016.

7.  Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of June 30, 2016:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral	Net Amount
Fixed Income Clearing Corp.	$305,117,514	$—	$(305,117,514)	$—
Total	$305,117,514	$—	$(305,117,514)	$—

Please see Note 3, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

8.  Capital Share Transactions

While there are no sales commissions (loads) or 12b-1 fees, MAF assesses entry and exit fees of 0.50% of capital invested or redeemed. These fees, which are paid to the fund directly, not to TAS or other vendors supplying services to the fund, are designed, in part, to protect non-transacting members from bearing the transaction costs, including market impact, that may arise from a transacting member’s purchases, exchanges, and redemptions of MAF shares. They are also designed to encourage investment only by members with a long-term investment horizon. Further, they are designed to discourage market timing or other inappropriate short-term trading by members. The entry and exit fees are assessed irrespective of the length of time a member’s shares are held. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the fund and included in proceeds from shares sold or deducted from distributions for redemptions.

9.  Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity, and default, as well as increased susceptibility to adverse economic conditions.

10.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

This page intentionally left blank.

TIFF Short-Term Fund	June 30, 2016
Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expense Paid During the Period* 1/1/16 – 6/30/16
1) Actual	$1,000.00	$1,001.00	$1.34
2) Hypothetical	$1,000.00	$1,023.52	$1.36
*	Expenses are equal to the fund’s annualized expense ratio of 0.27% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TIFF Short-Term Fund	June 30, 2016
Financial Highlights

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
For a share outstanding throughout each period
Net asset value, beginning of period	$9.86		$9.87	$9.89	$9.90	$9.90		$9.90
Income (loss) from investment operations
Net investment income (loss)	0.01		(0.01)	(0.03)	(0.01)	(0.01)		(0.01)
Net realized and unrealized gain on investments	0.00	(a)	0.00 (a)	0.01	0.00 (a)	0.01		0.01
Total from investment operations	0.01		(0.01)	(0.02)	(0.01)	(0.00)		(0.00)
Net asset value, end of period	$9.87		$9.86	$9.87	$9.89	$9.90		$9.90
Total return (b)	0.10	%(c)	(0.10)%	(0.20)%	(0.10)%	(0.00	)%(d)	0.00	%(e)
Ratios/supplemental data
Net assets, end of period (000s)	$68,861		$97,168	$104,383	$148,294	$136,549		$159,290
Ratio of expenses to average net assets, after waivers	0.27	%(f)	0.22%	0.35%	0.20%	0.20%		0.18%
Ratio of net investment income (loss) to average net assets	0.09	%(f)	(0.09)%	(0.28)%	(0.11)%	(0.09)%		(0.06)%
Portfolio turnover (g)	—%		—%	—%	—%	—%		—%

(a)	Rounds to less than $0.01.
(b)	Total return assumes dividend reinvestment.
(c)	Not annualized.
(d)	The actual return is (0.001)%, which rounds to (0.00)%.
(e)	Rounds to less than 0.01%.
(f)	Annualized.
(g)	Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded by definition from the calculation of portfolio turnover, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

See accompanying Notes to Financial Statements.

This page intentionally left blank.

TIFF Short-Term Fund	June 30, 2016
Summary Schedule of Investments (Unaudited)

US Treasury Bills	97.2%
Repurchase Agreement	1.2%
Total Investments	98.4%
Other Assets in Excess of Liabilities	1.6%
Net Assets	100.0%
Schedule of Investments (Unaudited)

	Principal Amount	Value
Investments — 98.4% of net assets
Short-Term Investments — 98.4%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp. issued on 06/30/16 (proceeds at maturity $792,948) (collateralized by US Treasury Note, due 11/30/19 with a total par value of $790,000 and a total market value of $808,993) 0.030%, 07/01/16 (Cost $792,947)	$792,947	$792,947
US Treasury Bills (a) — 97.2%
US Treasury Bill, due on 08/04/16	19,000,000	18,991,978
US Treasury Bill, due on 10/06/16	22,000,000	21,984,820
US Treasury Bill, due on 10/13/16	6,000,000	5,995,968

	Principal Amount	Value
US Treasury Bill, due on 11/03/16	$5,000,000	$4,995,795
US Treasury Bill, due on 12/08/16	2,000,000	1,997,454
US Treasury Bill, due on 12/15/16	7,000,000	6,991,054
US Treasury Bill, due on 12/22/16	6,000,000	5,991,780
Total US Treasury Bills — 97.2% (Cost $66,929,530)		66,948,849
Total Short-Term Investments (Cost $67,722,477)		67,741,796
Total Investments — 98.4% (Cost $67,722,477)		67,741,796
Other Assets in Excess of Liabilities — 1.6%		1,119,539
Net Assets — 100.0%		$68,861,335
(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2016
Assets
Investments in securities, at value (cost: $66,929,530)	$66,948,849
Repurchase agreements (cost: $792,947)	792,947
Total investments (cost: $67,722,477)	67,741,796
Prepaid expenses	407
Receivables:
Capital stock sold	1,214,448
Total Assets	68,956,651
Liabilities
Payables:
Capital stock redeemed	49,180
Accrued professional fees	23,750
Accrued fund administration fees	18,284
Investment advisory and administrative fees	2,512
Accrued expenses and other liabilities	1,590
Total Liabilities	95,316
Net Assets	$68,861,335
Shares Outstanding (unlimited authorized shares, par value $0.001)	6,979,117
Net Asset Value Per Share	$9.87
Net Assets Consist of:
Capital stock	$68,807,092
Accumulated net investment income	37,352
Accumulated net realized loss on investments	(2,428)
Net unrealized appreciation on investments	19,319
$68,861,335

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Operations (Unaudited)

Six Months Ended June 30, 2016
Investment Income
Interest	$149,851
Total Investment Income	149,851
Expenses
Fund administration fees	41,901
Professional fees	23,972
Investment advisory fees	12,654
Administrative fees	4,218
Chief compliance officer fees	2,088
Miscellaneous fees and other	27,666
Total Expenses	112,499
Net Investment Income	37,352
Net Realized Gain from:
Investments	634
Net Realized Gain	634
Net Change in Unrealized Appreciation (Depreciation) on Investments	27,039
Net Realized and Unrealized Gain on Investments	27,673
Net Increase in Net Assets Resulting from Operations	$65,025

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$37,352	$(90,484)
Net realized gain on investments	634	31,310
Net change in unrealized appreciation (depreciation) on investments	27,039	(11,674)
Net Increase (Decrease) in Net Assets Resulting from Operations	65,025	(70,848)
Distributions
From net investment income	—	—
Decrease in Net Assets Resulting from Distributions	—	—
Capital Share Transactions
Proceeds from shares sold	36,644,574	75,976,275
Proceeds from distributions reinvested	—	—
Cost of shares redeemed	(65,015,834)	(83,121,352)
Net Decrease From Capital Share Transactions	(28,371,260)	(7,145,077)
Total Decrease in Net Assets	(28,306,235)	(7,215,925)
Net Assets
Beginning of period	97,167,570	104,383,495
End of period	$68,861,335	$97,167,570
Including accumulated net investment income (loss)	$37,352	$—
Capital Share Transactions (in shares)
Shares sold	3,713,813	7,702,464
Shares reinvested	—	—
Shares redeemed	(6,590,134)	(8,426,771)
Net Decrease	(2,876,321)	(724,307)

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2016
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$65,025
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
(Purchase)/Sale of short term investments, net	29,533,311
(Increase)/decrease in interest receivable	1
(Increase)/decrease in prepaid expenses	826
Increase/(decrease) in accrued expenses and other liabilities	(34,269)
Increase/(decrease) in payable for investment advisory and administrative fees	(693)
Net realized (gain) loss from investments	(634)
Net change in unrealized (appreciation) depreciation on investments	(27,039)
Net cash provided by (used in) operating activities	29,536,528
Cash flows provided by (used in) financing activities
Distributions paid to shareholders	—
Proceeds from shares sold	35,430,126
Payment for shares redeemed	(64,966,654)
Net cash provided by (used in) financing activities	(29,536,528)
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

1.  Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2016, TIP consisted of two mutual funds, TIFF Multi-Asset Fund (“MAF”) and TIFF Short-Term Fund (“STF” or the “fund”), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to STF.

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ended June 30, 2016, all of the fund’s investments were valued using Level 1 inputs and, as a result, there were no transfers between any of the fair value hierarchy levels.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2012 – December 31, 2015), and has concluded that no provision for federal income tax is required in the fund's financial statements.

Expenses

Expenses directly attributable to STF are charged to that fund's operations; expenses that are applicable to all TIP funds are allocated among them based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the policy of the fund to declare dividends, if any, from net investment income monthly and capital gains distributions at least annually.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the fund's assets, less its liabilities, by the number of outstanding shares of the fund.

3.  Investment Advisory and Other Agreements, and Other Transactions with Affiliates

TIP’s board of trustees (the “board”) has approved an investment advisory agreement with TIFF Advisory Services, Inc. (“TAS”). The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund's average daily net assets for the month:

Assets
On the first $1 billion	0.03%
On the next $1 billion	0.02%
On the remainder (> $2 billion)	0.01%

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to TIP under a Services Agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.01% to the fund's average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations.

TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP's compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. STF pays a pro rata portion of such costs based on its share of TIP's net assets.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board, received compensation of $434 from STF for the six months ended June 30, 2016, for service as independent chair. As of June 30, 2016, $214 remained payable on the Statement of Assets and Liabilities.

4.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2016, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at June 30, 2016, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost
$19,319	$(0)	$19,319	$66,929,530

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2016.

5.  Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

6.  Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2016

7.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Additional Information (Unaudited)	June 30, 2016

Change in Independent Registered Public Accounting Firm

TIP’s board selected PricewaterhouseCoopers LLP (“PwC”) to serve as the funds’ independent registered public accounting firm for the funds’ fiscal year ended December 31, 2016. The decision to select PwC was recommended by the funds’ Audit Committee and was approved by TIP’s board on March 15, 2016. During the funds’ fiscal years ended December 31, 2015 and December 31, 2014 and the subsequent interim period through March 15, 2016, neither TIP, the funds, nor anyone on their behalf consulted with PwC on any items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

The decision to dismiss Ernst & Young (“EY”), the funds’ former independent registered public accounting firm, and to select PwC does not reflect any disagreements with or dissatisfaction by the funds or TIP’s board with the performance of EY. EY’s reports on the funds’ financial statements for the fiscal years ended December 31, 2015 and December 31, 2014 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the funds’ fiscal years ended December 31, 2015 and December 31, 2014, and through March 15, 2016, (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the funds’ financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the SEC at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

Additional Information (Unaudited)	June 30, 2016
Approval of the Advisory Agreements and Money Manager Agreements (Unaudited)

During an in-person meeting held on June 9 – 10, 2016 (the “June Meeting”), the board of trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “Board” or “trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), conducted its annual review (the “Annual Review”) of the investment advisory agreements between each of the TIP funds and TIFF Advisory Services, Inc. (“TAS”) (“Investment Advisory Agreements”), the advisor to TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) and TIFF Short-Term Fund (“Short-Term Fund”), as well as the money manager agreements between Multi-Asset Fund and its money managers (as sub-advisors) (“Money Manager Agreements”). In addition, during an in-person meeting held on May 24, 2016 (the “May Meeting”) and at the June Meeting, the Board evaluated and approved (i) an amended and restated fee schedule (the “amended and restated fee schedule”) to the money manager agreement between TIP and Kopernik Global Investors, LLC (“Kopernik”), (ii) a money manager agreement between TIP and TB Alternative Assets Ltd. (“Trustbridge”), a new money manager managing assets on behalf of MAF, (iii) a money manager agreement between TIP and TPH Asset Management LLC (“TPH”), a new money manager managing assets on behalf of MAF, and (iv) a money manager agreement between TIP and Neuberger Berman Asia Limited (“Neuberger”), a new money manager managing assets on behalf of MAF. The Investment Advisory Agreements and the Money Manager Agreements are collectively referred to herein as “Advisory Agreements,” and Multi-Asset Fund and Short-Term Fund may be referred to individually as a “Fund” and collectively as the “Funds.”

Consideration of the Advisory Agreements at the Annual Review

The Board requested and received information from TAS and the money managers in advance of the June Meeting, which the trustees reviewed separately in executive sessions with their independent legal counsel at the June Meeting. The materials provided included information regarding personnel and services, investment process and strategies, portfolio management, fees and expenses, performance, and with respect to TAS, profitability. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and soft dollar arrangements. Information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.

In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Advisory Agreements; (2) responses by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel requesting information necessary for the trustees’ evaluation of the Advisory Agreements; (3) a report prepared by Broadridge comparing the performance of each Fund to the performance of its applicable peer groups, and comparing each Fund’s advisory fees and expenses to those of its respective peer groups; (4) additional information from TAS regarding the fees charged by TAS to each Fund and certain other private funds managed by TAS; (5) money manager profiles detailing the individual portfolio managers, fee schedules, and fees paid to each money manager, and an advisor profile detailing similar information for TAS; (6) a report of the ten brokers receiving the highest aggregate brokerage commissions by manager for the year ended December 31, 2015; and (7) certain financial information about TAS, including its audited financial statements for the year ended December 31, 2015.

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS and the money managers in connection with the Annual Review. The Board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as the Funds’ performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need

[1]	The money managers that the Board considered for renewal are: AJO, LP; Amundi Smith Breeden, LLC; Glenhill Capital Advisors, LLC; Hosking Partners LLP; Kopernik Global Investors, LLC; Lansdowne Partners (UK) LLP; Marathon Asset Management, LLP; Mission Value Partners, LLC; Mondrian Investment Partners Limited; Shapiro Capital Management LLC; and Southeastern Asset Management, Inc.

Additional Information (Unaudited)	June 30, 2016

arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the trustees’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Fund assets across money managers and asset classes, managing certain asset types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities. The Board noted that TAS had appointed a new chief investment officer in the fourth quarter of 2015. With respect to Multi-Asset Fund, the Board also noted the changes to the Fund’s portfolio that had been made or were proposed to be made under the direction of the new chief investment officer. The Board recalled that Multi-Asset Fund’s Constructed Index was revised at the beginning of the fourth quarter of 2015, resulting in an increase in overall equity exposure and a more balanced set of investments outside of equities. The Constructed Index was also streamlined and simplified to make it easier to describe both the investment decisions made by TAS and the results of those decisions.

The Board also considered each money manager’s skills and experience in managing its MAF portfolio given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The Board considered reports from TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.

Profitability

In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers is affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.

TIFF Multi-Asset Fund Performance, Fees, and Expenses

By way of introduction, Multi-Asset Fund operates on a “multi-manager” basis, which means that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to TIP. In addition, TAS manages a portion of Multi-Asset Fund’s assets directly and is also responsible for determining the appropriate manner in which to allocate assets among money managers. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund will bear its ratable share of expenses, including advisory and administration fees and other expenses, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that the Fund’s performance was acceptable and that the Fund’s advisory fees and total expenses were reasonable in light of the quality and nature of services provided.

Additional Information (Unaudited)	June 30, 2016

Money Managers Under Consideration and Performance Benchmarks Reviewed:	AJO, LP S&P 500 Index MSCI Emerging Markets Small Cap Index (net dividends reinvested)
Amundi Smith Breeden, LLC
Barclays US Government Inflation-Linked Bond Index;
Blended Barclays Breakeven Inflation Index
(Benchmark changed to TIFF Custom Laddered Bond
Treasury Index, effective 9/30/2015)
Glenhill Capital Advisors, LLC Russell 3000 Total Return Index
Hosking Partners LLP
MSCI All Country World Index (net dividends reinvested) (Benchmark changed to 50% MSCI All
Country World Index (net dividends reinvested) and
50% MSCI All Country World Index (gross dividends
reinvested), effective 8/1/2015)
Kopernik Global Investors, LLC MSCI All Country World Index[2] (net dividends reinvested)
Lansdowne Partners (UK) LLP MSCI World Index (net dividends reinvested)
Marathon Asset Management, LLP MSCI Europe, Australasia, Far East (EAFE) Index; MSCI Emerging Markets Index (net dividends reinvested) (prior to 4/1/2014, benchmark was MSCI All Country World Index)
Mission Value Partners, LLC US CPI Urban Consumers Index plus a specified spread; 70% TOPIX/30% MSCI World Index[3] (prior to 1/1/2014, benchmark was 100% TOPIX)
Mondrian Investment Partners Limited MSCI All Country World Index ( between 4/21/2014 to 12/31/2015, benchmark was 90% MSCI All Country World Index/10% Merrill Lynch 6 Month T-Bill)
Shapiro Capital Management, LLC Russell 2000 Index
Southeastern Asset Management, Inc. MSCI All Country World Index

The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Advisory Agreements, including, among other information, a comparison of the Fund's total return with three self-selected benchmarks and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.

[2]	Effective June 1, 2016, the fee schedule was changed from an asset-based fee to a performance-based fee. A discussion of the Board’s consideration of the amendment to the fee schedule appears later in this report.
[3]	Effective January 1, 2016, the blended benchmark for the Mission Value Partners account was changed to 70% MSCI Japan/30% MSCI World Index.

Additional Information (Unaudited)	June 30, 2016

In particular, the Board reviewed Multi-Asset Fund’s performance against its benchmarks (the three self-selected benchmarks were the MAF Constructed Index, based on the normal allocation to each asset class, the 65/35 Mix4, and the Consumer Price Index (“CPI”) + 5% per annum), and a Broadridge peer universe. The Broadridge peer universe consisted of Multi-Asset Fund and all retail and institutional flexible portfolio funds as classified by Broadridge (the “Broadridge MAF peer universe). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns lagged the MAF Constructed Index for the one-year period ended March 31, 2016, and exceeded the MAF Constructed Index for the three-, five-, and ten-year periods ended March 31, 2016. Multi-Asset Fund’s returns lagged the 65/35 Mix for the one-, three- and five-year periods ended March 31, 2016, but exceeded the 65/35 Mix for the ten-year period ended March 31, 2016. Multi-Asset Fund’s returns lagged the CPI + 5% benchmark for the one-, three-, five- and ten-year periods ended March 31, 2016. Multi-Asset Fund’s returns exceeded the average of the Broadridge MAF peer universe for the one-, three-, five- and ten-year periods ended March 31, 2016.

The Board also reviewed the fees and expenses of Multi-Asset Fund against an expense peer group provided by Broadridge. This expense peer group (the “MAF expense peer group”) consisted of Multi-Asset Fund and eleven other institutional flexible portfolio funds as classified by Broadridge. The actual advisory fees of Multi-Asset Fund were below the median of the MAF expense peer group for the latest fiscal year. The trustees noted that MAF makes substantial use of performance-based fee arrangements, which can lead to higher advisory fees. The total expenses of Multi-Asset Fund, including the underlying fund expenses, exceeded the median of the MAF expense peer group, but were below the median of the MAF expense peer group when underlying fund expenses were excluded. The Board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds perform well. Further, most of the other funds in the MAF expense peer group do not invest in acquired funds and, therefore, do not incur underlying fund expenses. The Board took into consideration management's discussion of the acquired funds' contributions to MAF's overall performance and the role such funds play in the portfolio, as well as management's view that these factors offset the higher fees and expenses resulting from such investments.

The Board reviewed and discussed TAS's fee schedule and the fee schedules of the money managers, noting that each of the money managers had an asset-based fee arrangement, a performance-based fee arrangement, or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The Board assessed the extent to which Multi-Asset Fund enjoyed economies of scale resulting from the fee structures provided by each of the money managers, noting that certain money managers' asset-based fee schedules did not include breakpoints, but their fee schedules were consistent with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. Further, with respect to those money managers that received performance-based fees, the Board felt that such fee schedules appropriately aligned the money managers' interests with those of Multi-Asset Fund's members. As a part of its analysis, the Board also considered the fees charged by TAS to MAF and certain other private funds managed by TAS.

TIFF Short-Term Fund Performance, Fees, and Expenses

The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with TAS, including, among other information, a comparison of the Fund's total return with a self-selected benchmark and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.

In particular, the Board reviewed Short-Term Fund's performance against its self-selected benchmark (BofA Merrill Lynch US 6-Month Treasury Bill Index (the “Index”)), and a Broadridge peer universe. The Broadridge peer universe consisted of Short-Term Fund and all retail and institutional ultra-short obligation funds as classified by Broadridge (the “Broadridge STF peer universe”). The Board considered TAS’s internal management of Short-Term Fund since 2004. It noted that Short-Term Fund typically invests substantially all of its assets in US Treasury bills and normally maintains a duration of within three months of the duration of the Index. In contrast, the Broadridge STF peer universe used for comparison purposes, which closely matches Short-Term Fund in certain respects, includes funds that do not limit their investments to US Treasury bills and

[4]	The 65/35 Mix is comprised of 65% MSCI All Country World Index and 35% Barclays US Aggregate Bond Index.

Additional Information (Unaudited)	June 30, 2016

may maintain portfolio dollar-weighted average maturities up to 365 days. Short-Term Fund has produced negative total returns in recent years due to the extremely low yields on US Treasury bills resulting from Federal Reserve Board policy and Short-Term Fund’s operational costs, including the cost of portfolio rebalancing. Short-Term Fund underperformed the Index for the one-, three-, five- and ten-year periods ended March 31, 2016. The Board noted that the Index does not reflect any fees or expenses and has an average maturity of six months compared to Short-Term Fund’s average maturity of about three months. Similarly, Short-Term Fund’s returns lagged the average of the Broadridge STF peer universe for the one-, three-, five-, and ten-year periods ended March 31, 2016, for the reasons stated above. The Board considered these results in light of Short-Term Fund’s investment strategy and the purposes for which Short-Term Fund members use the Fund.

The Board also reviewed the fees and expenses of Short-Term Fund against an expense peer group provided by Broadridge. This expense peer group (the “STF expense peer group”) consisted of Short-Term Fund and nine other institutional ultra-short obligation funds as classified by Broadridge. The Board noted that the actual advisory fee and total expenses of Short-Term Fund were well below the median of the STF expense peer group. The Board also noted that TAS’s fee schedule included breakpoints that could enable Short-Term Fund to benefit from economies of scale should the Fund’s assets grow.

Results of Review of Advisory Agreements

After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the Board and further discussion, the Board voted at the June Meeting to approve the continuance of the Investment Advisory Agreements for another year with respect to both Multi-Asset Fund and Short-Term Fund and to continue the Money Manager Agreements for another year with respect to Multi-Asset Fund. With respect to the Money Manager Agreement with Kopernik, the Board also approved an amended and restated fee schedule, which is described later in this report. The Board based its evaluation on the material factors presented to it at the June Meeting and discussed below, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the Funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) in the case of the Multi-Asset Fund, the contribution of each money manager toward the overall performance of the Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers.

Prior to a vote being taken to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements, the trustees met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The trustees concluded that the Advisory Agreements were reasonable, fair, and in the best interests of the Funds and their members, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements for another year, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

Approval of the Amended and Restated Fee Schedule between TIP and Kopernik

During the in-person May and June Meetings, the Board evaluated and approved the amended and restated fee schedule to the money manager agreement for Multi-Asset Fund with existing money manager, Kopernik.

In considering the amended and restated fee schedule with Kopernik and the related amendment to the Kopernik money manager agreement, the trustees took into account information provided by TAS, which included a description of the amended and restated fee schedule and related amendment to the Kopernik money manager agreement, the rationale for the proposed changes, and the expected effect on MAF’s fees and expense ratio under various performance scenarios. In addition, as the June Meeting was the meeting at which the Board completed its Annual Review of TIP’s investment advisory and money manager arrangements and fees, including the Kopernik money manager agreement, the Board requested and considered a wide

Additional Information (Unaudited)	June 30, 2016

range of information of the type it regularly considers when determining whether to continue the MAF’s money manager agreements as in effect from year to year.

In approving the amended and restated fee schedule and related amendment to the Kopernik money manager agreement at the June Meeting, the Board considered the discussion and information provided at the May Meeting, the information provided and the factors considered in connection with the Annual Review of the Kopernik money manager agreement, as well as such other information as the Board considered appropriate. The Board also considered a memorandum and related materials from TAS and memoranda from its independent counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the amended and restated fee schedule and related amendment to the Kopernik money manager agreement and in its Annual Review. The Board noted that TAS recommended the fee change in order to convert the fee schedule from an asset-based fee schedule to a performance-based schedule that will reduce the fees paid to Kopernik during periods of underperformance but increase Kopernik’s fees in periods when the Multi-Asset Fund portfolio managed by Kopernik outperforms the MSCI All Country World Index by a substantial amount. In addition, although the asset-based portion of the amended and restated fee schedule does not include breakpoints, the Board felt that the performance-based portion of the fee schedule appropriately aligned Kopernik’s interests with those of Multi-Asset Fund’s members.

The Board considered a number of additional factors in evaluating the amended and restated fee schedule and related amendment to the Kopernik money manager agreement. The Board considered information deemed relevant, including a memorandum from TAS explaining the reasons for, and potential consequences of, the proposed change in Kopernik’s fee schedule. The Board also noted the information received at regular meetings throughout the year related to the services rendered by Kopernik concerning the management of Multi-Asset Fund’s portfolio. The Board’s evaluation of the services provided by Kopernik took into account the Board’s knowledge and familiarity gained as Board members regarding the scope and quality of Kopernik’s investment management capabilities. The Board noted Kopernik’s underperformance during the first year of the relationship and more recent outperformance, observing that Kopernik’s performance was likely to be volatile due to the emerging markets focus and concentrated themes in the portfolio. The Board concluded that, overall, it was satisfied with the nature, quality, and extent of the services currently being provided, and expected to be provided, by Kopernik, noting that Kopernik had confirmed that the changes to the fee schedule would not result in any changes in the nature, quality, or extent of investment advisory services it provides to Multi-Asset Fund or to Kopernik’s portfolio management process. Consistent with the approach taken by the Board at the Annual Review, the Board did not specifically consider the profitability or expected profitability of Kopernik resulting from its relationship with Multi-Asset Fund because Kopernik is not affiliated with TAS or TIP, except by virtue of serving as a money manager, and the fees to be paid to Kopernik were negotiated on an arm’s-length basis in a competitive marketplace.

The Board based its evaluation of the amended and restated fee schedule on the material factors presented to it at the May and June Meetings, and discussed above, including: (1) the terms of the Kopernik money manager agreement and the amended and restated fee schedule; (2) the reasonableness of Kopernik’s fees in light of the nature and quality of the services provided and any additional benefits received by Kopernik in connection with providing services to Multi-Asset Fund; (3) the nature, quality, and extent of the services performed and expected to be performed by Kopernik; (4) the overall organization, skills, and experience of Kopernik; and (5) the contribution and expected contribution of Kopernik towards the overall performance of Multi-Asset Fund. The Board also considered the fact that the new fee structure would reduce Multi-Asset Fund’s costs during periods of underperformance and incentivize Kopernik to improve its performance as a money manager of Multi-Asset Fund. In arriving at its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations. The Board noted that it had approved continuance of the Kopernik money manager agreement for an additional one year period as part of its Annual Review earlier at the June Meeting.

After carefully considering the information summarized above and all factors deemed to be relevant, the trustees unanimously voted to approve the amended and restated fee schedule and related amendment to the Kopernik money manager agreement at the June Meeting. Prior to a vote being taken, the trustees met separately in executive session at both the May and June Meetings to discuss the appropriateness of the

Additional Information (Unaudited)	June 30, 2016

amended and restated fee schedule and related amendment to Kopernik’s money manager agreement and other considerations. In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts. Based upon their review, the trustees concluded that the amended and restated fee schedule and related amendment to the Kopernik money manager agreement were reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in such amended and restated fee schedule were fair and reasonable.

Approval of the Money Manager Agreement between TIP and Trustbridge

During the in-person May and June Meetings, the Board evaluated and approved the money manager agreement for Multi-Asset Fund with new money manager, Trustbridge.

In considering the money manager agreement with Trustbridge for Multi-Asset Fund, the Board requested and considered a wide range of information from TAS and Trustbridge in advance of the May and June Meetings. The Board approved the money manager agreement with Trustbridge at the June Meeting. At the May and June Meetings, the Board considered information regarding Trustbridge’s personnel and services, investment strategies and philosophies, portfolio management, potential portfolio holdings, and fees and expenses. The Board also considered the performance of other accounts that had been managed by Trustbridge’s investment professionals. Information about Trustbridge’s proposed brokerage practices was also provided, including proposed allocation methodologies and best execution policies. In addition, the Board considered information with respect to the compliance and administration of Trustbridge, including, but not limited to, its code of ethics and business continuity procedures, as well as information concerning any material violations of such compliance programs, the background of the individual serving as the chief compliance officer, and disclosure about regulatory examinations or other inquiries and litigation proceedings affecting Trustbridge.

The Board also considered a memorandum from its independent counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the money manager agreement. The Board also reviewed Trustbridge’s responses to a questionnaire prepared by the trustees’ independent counsel requesting information necessary for the trustees’ evaluation of the money manager agreement, as well as responses to additional questions posed by the Board regarding Trustbridge’s expected investment opportunities and strategies, performance benchmarks, investment professionals, “key man” risk, and proposed fee schedule.

The Board considered a number of additional factors in evaluating the money manager agreement with Trustbridge on behalf of Multi-Asset Fund. The Board considered information describing the anticipated impact of adding Trustbridge as a money manager to Multi-Asset Fund; the advisory services Trustbridge was expected to provide to the Fund; the potential benefits of including Trustbridge as a money manager to the Fund; and other information deemed relevant. The potential benefits of adding Trustbridge as a money manager of Multi-Asset Fund were identified as: (1) the addition of an investment team that has a competitive advantage evaluating new economy businesses in China; (2) an active management style that takes a private equity approach to investing in public markets; (3) concentrated holdings and low turnover; (4) its alignment of interests with Multi-Asset Fund; and (5) performance records achieved by other accounts managed by Trustbridge’s investment professionals and their reputations and experience in the industry. The Board noted certain risks, including political, financial, and trade execution risks associated with investing in China and Trustbridge’s sector concentration.

The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services expected to be provided under the money manager agreement with Trustbridge. The Board did not specifically consider the profitability of Trustbridge expected to result from its relationship with Multi-Asset Fund because Trustbridge is not affiliated with TAS or TIP except by virtue of serving as a money manager, and the fees to be paid to Trustbridge were negotiated on an arm’s-length basis in a competitive marketplace.

The Board based its evaluation on the material factors presented to it at the May and June Meetings and discussed above, including: (1) the terms of the agreement; (2) the reasonableness of the money manager’s fees in light of the nature and quality of the services to be provided and any additional benefits to be received by Trustbridge in connection with providing services to Multi-Asset Fund; (3) the nature, quality, and extent of the services expected to be performed by Trustbridge; and (4) the nature and expected effects of adding

Additional Information (Unaudited)	June 30, 2016

Trustbridge as a money manager of Multi-Asset Fund. The Board considered the experience of Trustbridge’s investment personnel. The Board also noted that the proposed management fee did not include breakpoints but included preferred terms and several attractive adjustments to Trustbridge’s standard fee terms. In addition, the Board felt that the performance-based portion of the fee schedule appropriately aligned Trustbridge’s interests with those of Multi-Asset Fund’s members.

In arriving at its decision to approve the money manager agreement with Trustbridge at the June Meeting, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations. After carefully considering the information summarized above and all factors deemed to be relevant, the Board unanimously voted to approve the money manager agreement with Trustbridge for Multi-Asset Fund at the June Meeting. Prior to the vote being taken, the Board met separately in executive session at both the May and June Meetings to discuss the appropriateness of the agreement and other considerations.

In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts. The trustees concluded that the money manager agreement with Trustbridge was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in the agreement were fair and reasonable. In the Board’s view, approving the money manager agreement with Trustbridge was desirable and in the best interests of Multi-Asset Fund and its members.

Approval of the Money Manager Agreement between TIP and TPH

During the in-person May and June Meetings, the Board evaluated and approved the money manager agreement for Multi-Asset Fund with new money manager, TPH.

In considering the money manager agreement with TPH for Multi-Asset Fund, the Board requested and considered a wide range of information from TAS and TPH in advance of the May and June Meetings. The Board approved the money manager agreement with TPH at the June Meeting. At the May and June Meetings, the Board considered information regarding TPH’s personnel and services, investment strategies and philosophies, portfolio management, potential portfolio holdings, and fees and expenses. The Board also considered the performance of other accounts that had been managed by TPH’s investment professionals both during their time at TPH and with their previous employers. Information about TPH’s proposed brokerage practices was also provided, including proposed allocation methodologies and best execution policies. In addition, the Board considered information with respect to the compliance and administration of TPH, including, but not limited to, its code of ethics and business continuity procedures, as well as information concerning any material violations of such compliance programs, the background of the individual serving as the chief compliance officer, and disclosure about regulatory examinations or other inquiries and litigation proceedings affecting TPH.

The Board also considered a memorandum from its independent counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the money manager agreement. The Board also reviewed TPH’s responses to a questionnaire prepared by the trustees’ independent counsel requesting information necessary for the trustees’ evaluation of the money manager agreement, as well as responses to additional questions posed by the Board regarding TPH’s expected investment opportunities and strategies, performance benchmarks, investment professionals, “key man risk, and proposed fee schedule.

The Board considered a number of additional factors in evaluating the money manager agreement with TPH on behalf of Multi-Asset Fund. The Board considered information describing the anticipated impact of adding TPH as a money manager to Multi-Asset Fund; the advisory services TPH was expected to provide to the Fund; the potential benefits of including TPH as a money manager to the Fund; and other information deemed relevant. The potential benefits of adding TPH as a money manager of Multi-Asset Fund were identified as: (1) the opportunity to invest in non-cyclical, high-quality energy infrastructure assets; (2) active management style with a proven manager; (3) alignment of interests between Multi-Asset Fund and the portfolio manager, whose compensation is 95% based on the strategies managed; and (4) performance records achieved by other accounts managed by TPH’s investment professionals and their reputations and experience in the industry. The Board noted certain risks, including sector risks and market volatility and uncertainty.

Additional Information (Unaudited)	June 30, 2016

The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services expected to be provided under the money manager agreement with TPH. The Board did not specifically consider the profitability of TPH expected to result from its relationship with Multi-Asset Fund because TPH is not affiliated with TAS or TIP except by virtue of serving as a money manager, and the fees to be paid to TPH were negotiated on an arm’s-length basis in a competitive marketplace.

The Board based its evaluation on the material factors presented to it at the May and June Meetings and discussed above, including: (1) the terms of the agreement; (2) the reasonableness of the money manager’s fees in light of the nature and quality of the services to be provided and any additional benefits to be received by TPH in connection with providing services to Multi-Asset Fund; (3) the nature, quality, and extent of the services expected to be performed by TPH; and (4) the nature and expected effects of adding TPH as a money manager of Multi-Asset Fund. The Board considered the experience of TPH’s investment personnel.

The Board also noted that the proposed management fee included tiers based on contributed assets so that the proposed management fee rate will decline as contributed assets increase and was consistent with the terms TPH offered to other investors.

In arriving at its decision to approve the money manager agreement with TPH at the June Meeting, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations. After carefully considering the information summarized above and all factors deemed to be relevant, the Board unanimously voted to approve the money manager agreement with TPH for Multi-Asset Fund at the June Meeting. Prior to the vote being taken, the Board met separately in executive session at both the May and June Meetings to discuss the appropriateness of the agreement and other considerations.

In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts. The trustees concluded that the money manager agreement with TPH was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in the agreement were fair and reasonable. In the Board’s view, approving the money manager agreement with TPH was desirable and in the best interests of Multi-Asset Fund and its members.

Approval of the Money Manager Agreement between TIP and Neuberger

During the in-person June Meeting, the Board evaluated and approved the money manager agreement for Multi-Asset Fund with new money manager, Neuberger.

In considering the money manager agreement with Neuberger for Multi-Asset Fund, the Board requested and considered a wide range of information from TAS and Neuberger in advance of the June Meeting. The Board considered information regarding Neuberger’s personnel and services, investment strategies and philosophies, portfolio management, potential portfolio holdings, and fees and expenses. The Board also considered the performance of other accounts that had been managed by Neuberger’s investment professionals. Information about Neuberger’s proposed brokerage practices was also provided, including proposed allocation methodologies and best execution policies. In addition, the Board considered information with respect to the compliance and administration of Neuberger, including, but not limited to, its code of ethics and business continuity procedures, as well as information concerning any material violations of such compliance programs, the background of the individual serving as the chief compliance officer, and disclosure about regulatory examinations or other inquiries and litigation proceedings affecting Neuberger.

The Board also considered a memorandum from its independent counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the money manager agreement. The Board also reviewed Neuberger’s responses to a questionnaire prepared by the trustees’ independent counsel requesting information necessary for the trustees’ evaluation of the money manager agreement, as well as responses to additional questions posed by the Board regarding Neuberger’s expected investment opportunities and strategies, performance benchmarks, investment professionals, “key man” risk, and proposed fee schedule.

Additional Information (Unaudited)	June 30, 2016

The Board considered a number of additional factors in evaluating the money manager agreement with Neuberger on behalf of Multi-Asset Fund. The Board considered information describing the anticipated impact of adding Neuberger as a money manager to Multi-Asset Fund; the advisory services Neuberger was expected to provide to the Fund; the potential benefits of including Neuberger as a money manager to the Fund; and other information deemed relevant. The potential benefits of adding Neuberger as a money manager of Multi-Asset Fund were identified as: (1) the addition of a seasoned team of specialist analysts in China, providing exposure to the Chinese equity markets; (2) a concurrent investment with another China-focused money manager that will complement Neuberger’s sector agnostic and value/core approach; (3) its active management style; and (4) performance records achieved by other accounts managed by Neuberger’s investment professionals and their reputations and experience in the industry. The Board noted certain risks, including political, financial, and trade execution risks associated with investing in China and Neuberger’s strategy of holding a concentrated portfolio with low name turnover but high share turnover.

The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services expected to be provided under the money manager agreement with Neuberger. The Board did not specifically consider the profitability of Neuberger expected to result from its relationship with Multi-Asset Fund because Neuberger is not affiliated with TAS or TIP except by virtue of serving as a money manager, and the fees to be paid to Neuberger were negotiated on an arm’s-length basis in a competitive marketplace.

The Board based its evaluation on the material factors presented to it at the June Meeting and discussed above, including: (1) the terms of the agreement; (2) the reasonableness of the money manager’s fees in light of the nature and quality of the services to be provided and any additional benefits to be received by Neuberger in connection with providing services to Multi-Asset Fund; (3) the nature, quality, and extent of the services expected to be performed by Neuberger; and (4) the nature and expected effects of adding Neuberger as a money manager of Multi-Asset Fund. The Board considered the experience of Neuberger’s investment personnel. The Board also noted that the proposed management fee will decline as the size of the account increases and is consistent with the terms Neuberger offers to other investors.

In arriving at its decision to approve the money manager agreement with Neuberger at the June Meeting, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations. After carefully considering the information summarized above and all factors deemed to be relevant, the Board unanimously voted to approve the money manager agreement with Neuberger for Multi-Asset Fund. Prior to the vote being taken, the Board met separately in executive session to discuss the appropriateness of the agreement and other considerations.

In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts. The trustees concluded that the money manager agreement with Neuberger was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in the agreement were fair and reasonable. In the Board’s view, approving the money manager agreement with Neuberger was desirable and in the best interests of Multi-Asset Fund and its members.

This page intentionally left blank.

Trustees and Principal Officers (Unaudited)

The board of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among the responsibilities of the board are approving the selection of the investment advisor and money managers for TIP; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees; and electing TIP officers.

Each trustee serves the fund until his or her termination, or until the trustee’s retirement, resignation, or death, or otherwise as specified in TIP’s Agreement and Declaration of Trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is 170 N. Radnor Chester Road, Suite 300, Radnor, PA, 19087.

The Statement of Additional Information has additional information regarding the board. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the SEC at http://www.sec.gov.

Independent Trustees

William McCalpin
Born 1957 Trustee since February 2008 Board Chair since 2008 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 – present); Chair of the Board of
Trustees of The Janus Funds (2008 – present); Trustee of The Janus
Funds (2002 – present) (58 funds overseen). Formerly, Chief Executive
Officer, Imprint Capital Advisors, LLC, an investment advisor exclusively focused on impact investing (2013 – 2015).
Other Directorships: FB Heron Foundation.
Craig R. Carnaroli
Born 1963 Trustee since January 2012 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Executive Vice President, University of Pennsylvania
Other Directorships: University City District; University City Science
Center; Philadelphia Industrial Development Corporation; Visit
Philadelphia; The Connelly Foundation.
Amy B. Robinson
Born 1967 Trustee since September 2013 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Vice President and Chief Financial Officer, The Kresge Foundation Other Directorships: Foundation Financial Officers Group, Mt. Clemens
Montessori Academy, Member of the Detroit Riverfront Conservancy
Audit Committee. Advisor to the UAW Retiree Medical Benefits Trust
Audit Committee, Member of Financial Accounting Standards Board
(FASB) Not-For-Profit Advisory Committee.

Trustees and Principal Officers (Unaudited)

Principal Officers

Richard J. Flannery
Born 1957 President and CEO since September 2003	Principal Occupation(s) During the Past Five Years:
CEO, TIFF Advisory Services, Inc.; President and CEO,
TIFF Investment Program.
Directorships: TIFF Advisory Services, Inc., The Nelson Foundation.
Investment Committee member, Financial Industry Regulatory
Authority (FINRA), and Compensation Committee member,
Mercy Investment Services, Inc.
Dawn I. Lezon
Born 1965 CFO and Treasurer since January 2009 (Vice President and Assistant Treasurer, September 2006 – December 2008)	Principal Occupation(s) During the Past Five Years: Vice President/Treasurer, TIFF Advisory Services, Inc.
Kelly A. Lundstrom
Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc.
Richelle S. Maestro
Born 1957 Vice President and Chief Legal Officer since March 2006, Secretary since December 2011	Principal Occupation(s) During the Past Five Years: Vice President/General Counsel, TIFF Advisory Services, Inc. Secretary, TIFF Advisory Services, Inc. (2011 – present).
Christian A. Szautner
Born 1972 CCO since July 2008	Principal Occupation(s) During the Past Five Years: Vice President/Chief Compliance Officer, TIFF Advisory Services, Inc.
Jay L. Willoughby
Born 1958 Chief Investment Officer since December 2015	Principal Occupation(s) During the Past Five Years:
Chief Investment Officer, TIFF Advisory Services, Inc. (2015 – present);
CIO, Alaska Permanent Fund Corp., a sovereign wealth fund of the State of Alaska (2011 – 2015); Co-Managing Partner, Ironbound Capital Management, a global long-short equity hedge fund (2006 – 2011).

TIFF Investment Program

MONEY MANAGERS AND ACQUIRED FUND (“AF”) MANAGERS

TIFF Multi-Asset Fund
AJO, LP
Amundi Smith Breeden LLC
Canyon Capital Advisors LLC (AF)
Convexity Capital Management LP (AF)
Farallon Capital Management, LLC (AF)
Fundsmith, LLP
Glenhill Capital Advisors, LLC
Hosking Partners LLP
Hudson Bay Capital Management LP (AF)
Kopernik Global Investors, LLC
Lansdowne Partners (UK), LLP
Lansdowne Partners Limited (AF)
Latimer Light Capital, LP (AF)
Lone Pine Capital LLC (AF)
Marathon Asset Management, LLP
Mission Value Partners, LLC
Mondrian Investment Partners Limited
Neuberger Berman Asia Limited
Och-Ziff Capital Management Group (AF)
QVT Financial LP (AF)
Shapiro Capital Management LLC
TB Alternative Assets Ltd. (“Trustbridge”)
TIFF Advisory Services, Inc.
TPH Asset Management LLC

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

ADVISOR TIFF Advisory Services, Inc.

170 N. Radnor Chester Road
Suite 300
Radnor, PA 19087
phone    610-684-8200
fax        610-684-8210

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Iron Street
Boston, MA 02210

FUND DISTRIBUTOR
Foreside Fund Services, LLC
3 Canal Plaza
Suite 100
Portland, ME 04101

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Suite 1700
Philadelphia, PA 19103

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting TIFF’s website at www.tiff.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedure for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	8/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	8/29/16

By (Signature and Title)	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer
Date	8/29/16